Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	New Residential Investment Corp.
Entity Central Index Key	0001556593
Document Type	S-11
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer

Pro Forma and Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,759,239	[1],[2]	$ 289,756
Investments in excess mortgage servicing rights at fair value	271,420		245,036	43,971
Investments in excess mortgage servicing rights, equity method investees, at fair value	183,153
Investment in consumer loans, equity method investees	280,816
Residential mortgage loans, held-for-investment	33,636
Cash and cash equivalents	209,699
Other assets	4,479		84
[Assets]	2,742,442		534,876	43,971
Liabilities
Repurchase agreements	1,474,338		150,922
Due to affiliate	3,631		5,136	158
Dividends Payable	17,712
Accrued expenses and other liabilities	1,036		462	755
Purchase price payable on investments in excess mortgage servicing rights				3,250
[Liabilities]	1,496,717		156,520	4,163
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013	2,530
Additional paid-in capital	1,157,042		362,830
Retained earnings	66,939
Newcastle's Equity				39,808
Accumulated other comprehensive income	19,214		15,526
Total Equity	1,245,725		378,356	39,808
[LiabilitiesAndStockholdersEquity]	2,742,442		534,876	43,971
Historical
Assets
Real estate securities, available-for-sale	1,759,239	[3]
Investments in excess mortgage servicing rights at fair value	271,420	[3]
Investments in excess mortgage servicing rights, equity method investees, at fair value	183,153	[3]
Investment in consumer loans, equity method investees	280,816	[3]
Residential mortgage loans, held-for-investment	33,636	[3]
Cash and cash equivalents	209,699	[3]
Other assets	4,479	[3]
[Assets]	2,742,442	[3]
Liabilities
Repurchase agreements	1,474,338	[3]
Due to affiliate	3,631	[3]
Dividends Payable	17,712	[3]
Accrued expenses and other liabilities	1,036	[3]
Purchase price payable on investments in excess mortgage servicing rights		[3]
[Liabilities]	1,496,717	[3]
Commitments and contingencies		[3]
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013	2,530	[3]
Additional paid-in capital	1,157,042	[3]
Retained earnings	66,939	[3]
Accumulated other comprehensive income	19,214	[3]
Total Equity	1,245,725	[3]
[LiabilitiesAndStockholdersEquity]	2,742,442	[3]
Closed Transaction Adjustments
Assets
Real estate securities, available-for-sale
Investments in excess mortgage servicing rights at fair value	26,637	[4]
Investments in excess mortgage servicing rights, equity method investees, at fair value	171,874	[5]
Investment in consumer loans, equity method investees	(106,538)	[6]
Residential mortgage loans, held-for-investment
Cash and cash equivalents	(91,973)	[7]
Other assets
[Assets]	0
Liabilities
Repurchase agreements
Due to affiliate
Dividends Payable
Accrued expenses and other liabilities
Purchase price payable on investments in excess mortgage servicing rights
[Liabilities]
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income
Total Equity
[LiabilitiesAndStockholdersEquity]	0
Pending Transaction Adjustments
Assets
Real estate securities, available-for-sale
Investments in excess mortgage servicing rights at fair value
Investments in excess mortgage servicing rights, equity method investees, at fair value	19,201	[5]
Investment in consumer loans, equity method investees
Residential mortgage loans, held-for-investment
Cash and cash equivalents
Other assets
[Assets]	19,201
Liabilities
Repurchase agreements
Due to affiliate
Dividends Payable
Accrued expenses and other liabilities
Purchase price payable on investments in excess mortgage servicing rights	19,201	[8]
[Liabilities]	19,201
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income
Total Equity
[LiabilitiesAndStockholdersEquity]	19,201
Pro Forma
Assets
Real estate securities, available-for-sale	1,759,239
Investments in excess mortgage servicing rights at fair value	298,057
Investments in excess mortgage servicing rights, equity method investees, at fair value	374,228
Investment in consumer loans, equity method investees	174,278
Residential mortgage loans, held-for-investment	33,636
Cash and cash equivalents	117,726
Other assets	4,479
[Assets]	2,761,643
Liabilities
Repurchase agreements	1,474,338
Due to affiliate	3,631
Dividends Payable	17,712
Accrued expenses and other liabilities	1,036
Purchase price payable on investments in excess mortgage servicing rights	19,201
[Liabilities]	1,515,918
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013	2,530
Additional paid-in capital	1,157,042
Retained earnings	66,939
Accumulated other comprehensive income	19,214
Total Equity	1,245,725
[LiabilitiesAndStockholdersEquity]	$ 2,761,643

[1]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[2]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[3]	(A) Represents our historical consolidated balance sheet at June 30, 2013.
[4]	(B) Represents the additional $26.6 million investment related to Pool 5.
[5]	(C) Represents the additional investment in additional equity method investees, excess mortgage servicing rights, subsequent to June 30, 2013. These investments include the $65.4 million related to Pool 9 and $106.5 related to Pool 10 (these amounts are net of deposits previously paid). The company has committed to invest an additional $19.2 million in Excess MSRs related to Pool 10 that has not closed as of the date of this filing.
[6]	(D) Represents the distribution of cash from the equity method investees, consumer loans.
[7]	(E) Represents adjustments to our cash balance for the closing of Excess MSR transactions and distribution from the equity method investees, consumer loans subsequent to June 30, 2013.
[8]	(F) Represents the payable related to the Company's commitment to invest an additional $19.2 million in Pool 10 that will become payable upon the closing of such transaction.

Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,025,645
Common stock, shares outstanding	253,025,645
Historical
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,025,645
Common stock, shares outstanding	253,025,645
Pro Forma
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,025,645
Common stock, shares outstanding	253,025,645
Pro Forma | MSRs Pool 5
Amount invested in MSRs subsequent to period end	$ 26,600
Pro Forma | MSRs Pool 9
Amount invested in MSRs subsequent to period end	65,400
Pro Forma | MSRs Pool 10
Amount invested in MSRs subsequent to period end	106,500
Amount invested in MSRs, not yet closed as of filing	19,200
Amount commited to be invested in MSRs	$ 19,200

Pro Forma and Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Interest income	$ 1,260	$ 22,999	$ 4,479	$ 39,190		$ 6,516	$ 33,759
Interest expense		2,651		3,550			704
Net Interest Income	1,260	20,348	4,479	35,640		6,516	33,055
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities		(3,756)		(3,756)
Net interest income after impairment	1,260	16,592	4,479	31,884		6,516	33,055
Change in fair value of investments in excess mortgage servicing rights	367	41,833	3,523	43,691		4,739	9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees		20,127		21,096
Earnings from investments in consumer loans, equity method investee		36,164		36,164
Gain on settlement of securities		58		58
Other income (loss)							8,400
Other Income	367	98,182	3,523	101,009		4,739	17,423
Expenses
General and administrative expenses		602	1,266	3,321		1,677
Legal and other professional fees	809						5,449
Audit fees	65						429
Management fee allocated by Newcastle	39	1,809	262	4,134		416	3,353
Management fee to affiliate		2,263		2,263
Incentive compensation to affiliate		878		878
Total Expenses	913	5,552	1,528	10,596		2,093	9,231
Net Income	714	109,222	6,474	122,297		9,162	41,247
Income Per Share of Common Stock
Basic		$ 0.43	$ 0.03	$ 0.48		$ 0.04
Diluted		$ 0.42	$ 0.02	$ 0.47		$ 0.04
Weighted Average Number of Shares of Common Stock Outstanding
Basic		253,025,645	253,025,645	253,025,645		253,025,645
Diluted		256,659,488	253,025,645	254,852,605		253,025,645
Dividends Declared per Share of Common Stock		$ 0.07		$ 0.07
Historical
Interest income				39,190	[1]		33,759	[1]
Interest expense				3,550	[1]		704	[1]
Net Interest Income				35,640	[1]		33,055	[1]
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities				(3,756)	[1]
Net interest income after impairment				31,884	[1]		33,055
Change in fair value of investments in excess mortgage servicing rights				43,691	[1]		9,023	[1]
Change in fair value of investments in excess mortgage servicing rights, equity method investees				21,096	[1]
Earnings from investments in consumer loans, equity method investee				36,164	[1]
Gain on settlement of securities				58	[1]
Other income (loss)							8,400	[1]
Other Income				101,009	[1]		17,423	[1]
Expenses
General and administrative expenses				3,321	[1]
Legal and other professional fees							5,449	[1]
Audit fees							429	[1]
Management fee allocated by Newcastle				4,134	[1]		3,353	[1]
Management fee to affiliate				2,263	[1]
Incentive compensation to affiliate				878	[1]
Total Expenses				10,596	[1]		9,231	[1]
Net Income				122,297	[1]		41,247	[1]
Income Per Share of Common Stock
Basic				$ 0.48	[1],[2]
Diluted				$ 0.48	[1],[3]
Weighted Average Number of Shares of Common Stock Outstanding
Basic				253,025,645	[1],[2]
Diluted				254,852,605	[1],[3]
Pro Forma Adjustments
Interest income				4,226	[4]		16,904	[4]
Interest expense				2,754	[5]		11,016	[5]
Net Interest Income				1,472			5,888
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities
Net interest income after impairment				1,472			5,888
Change in fair value of investments in excess mortgage servicing rights
Change in fair value of investments in excess mortgage servicing rights, equity method investees
Earnings from investments in consumer loans, equity method investee
Gain on settlement of securities
Other income (loss)
Other Income
Expenses
General and administrative expenses
Legal and other professional fees
Audit fees
Management fee allocated by Newcastle				71	[6]		288	[6]
Management fee to affiliate
Incentive compensation to affiliate
Total Expenses				71			288
Net Income				1,401			5,600
Pro Forma
Interest income				43,416			50,663
Interest expense				6,304			11,720
Net Interest Income				37,112			38,943
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities				(3,756)
Net interest income after impairment				33,356			38,943
Change in fair value of investments in excess mortgage servicing rights				43,691			9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees				21,096
Earnings from investments in consumer loans, equity method investee				36,164
Gain on settlement of securities				58
Other income (loss)							8,400
Other Income				101,009			17,423
Expenses
General and administrative expenses				3,321
Legal and other professional fees							5,449
Audit fees							429
Management fee allocated by Newcastle				4,205			3,641
Management fee to affiliate				2,263
Incentive compensation to affiliate				878
Total Expenses				10,667			9,519
Net Income				$ 123,698			$ 46,847
Income Per Share of Common Stock
Basic				$ 0.49	[2]		$ 0.19	[2]
Diluted				$ 0.49	[3]		$ 0.19	[3]
Weighted Average Number of Shares of Common Stock Outstanding
Basic				253,025,645	[2]		253,025,645	[2]
Diluted				254,852,605	[3]		253,025,645	[3]

[1]	(A) Represents our historical consolidated statement of income for the six months ended June 30, 2013 and year ended December 31, 2012.
[2]	(E) Basic earnings per share and weighted average number of basic shares outstanding reflect common shares issued in connection with the spin-off as if they been outstanding for the entire six months ended June 30, 2013 and twelve months ended December 31, 2012.
[3]	(F) Diluted earnings per share and weighted average number of diluted shares outstanding reflect common shares issued in connection with the spin-off as if they been outstanding for the entire six months ended June 30, 2013 and twelve months ended December 31, 2012. For periods prior to the spin-off on May 15, 2013, the options issued on the spin-off date as a result of the conversion of Newcastle options were treated as if they were granted on May 15, 2013 since no New Residential awards were outstanding prior to that date. The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2012 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2012 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The estimated fair value of these options is $ , based on an assumed offering price of $ , which was the last reported sale price on , 2013.
[4]	(B) Represents additional interest income from Agency RMBS with a face of $1.1 billion acquired subsequent to December 31, 2012. The full year of interest income was computed based on the weighted average accounting yield of the securities of 1.43%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest income of approximately $0.4 million for the six months ended June 30, 2013 and $1.6 million for the year ended December 31, 2012, respectively.
[5]	(C) Represents additional interest expense from additional repurchase agreements with an outstanding balance of $1.1 billion used to finance the real estate securities acquired subsequent to December 31, 2012. The full year of interest expense was computed based on the weighted average rate of the repurchase agreements of 0.77%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest expense of approximately $0.4 million for the six months ended June 30, 2013 and $1.6 million for the year ended December 31, 2012, respectively.
[6]	(D) Represents additional management fees related to the capital transactions noted herein.

Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Repurchase Agreements
Weighted average accounting yield		77.00%
Benchmark interest change		0.13%
Additional repurchase agreements acquired subsequent to period end		$ 1,100,000
Potential increase in interest expense	400	1,600
ABS Subprime
Face value of Agency RMBS acquired subsequent to period end		1,100,000
Weighted average accounting yield		14.30%
Benchmark interest change		0.13%
Potential increase in interest income	$ 400	$ 1,600

Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 714	$ 109,222	$ 6,474	$ 122,297	$ 9,162	$ 41,247
Other comprehensive income:
Net unrealized gain (loss) on securities		(16,193)		(10)		15,526
Reclassification of net realized (gain) loss on securities into earnings		3,698		3,698
Other comprehensive income		(12,495)		3,688		15,526
Comprehensive income	$ 714	$ 96,727	$ 6,474	$ 125,985	$ 9,162	$ 56,773

Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Retained Earnings	Newcastle's Equity	Accumulated Other Comprehensive Income (Loss)	Total
Equity, beginning at Dec. 08, 2011
Capital contributions				40,492		40,492
Capital distributions				(1,398)		(1,398)
Net income				714		714
Other comprehensive income (loss)
Equity, ending at Dec. 31, 2011				39,808		39,808
Capital contributions				368,294		368,294
Contributions in-kind				164,142		164,142
Capital distributions				(250,661)		(250,661)
Net income				41,247		41,247
Other comprehensive income (loss)					15,526	15,526
Equity, ending at Dec. 31, 2012		362,830		362,830	15,526	378,356
Common stock, shares - beginning at Dec. 31, 2012
Dividends declared			(17,712)			(17,712)
Capital contributions		893,466				893,466
Contributions in-kind		1,093,684				1,093,684
Capital distributions		(1,228,054)				(1,228,054)
Issuance of common stock	2,530	(2,530)
Issuance of common stock, shares	253,025,645
Net income		37,646	84,651			122,297
Other comprehensive income (loss)					3,688	3,688
Equity, ending at Jun. 30, 2013	$ 2,530	$ 1,157,042	$ 66,939		$ 19,214	$ 1,245,725
Common stock, shares - ending at Jun. 30, 2013	253,025,645					253,025,645

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 122,297	$ 41,247
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Change in fair value of investments in excess mortgage servicing rights	(43,691)	(9,023)
Change in fair value of investments in excess mortgage servicing rights, equity method investees	(21,096)
Distributions of earnings from excess mortgage servicing rights, equity method investees	4,822
Earnings from consumer loan equity method investees	(36,164)
Distributions of earnings from consumer loan equity method investees	769
Accretion of discount and other amortization	(6,596)	(5,339)
(Gain)/Loss on settlement of investments (net)	(58)
Other-than-temporary impairment ("OTTI")	3,756
Change in:
Other assets	(3,907)	(84)
Due to affiliates	(2,715)	4,978
Accrued expenses and other liabilities	574
Accrued expenses		(407)
Accrued interest payable		55
Reduction of liability deemed as capital contribution by Newcastle	11,515
Other operating cash flows:
Cash proceeds from investments, in excess of interest income	41,435	43,113
Net cash proceeds deemed as capital distributions to Newcastle	(52,888)	(74,540)
Net cash provided by (used in) operating activities	18,053
Cash Flows From Investing Activities
Principal repayments from non-Agency RMBS	23,592
Principal repayments from Agency RMBS	102,553
Return of investments in excess mortgage servicing rights	6,600
Return of investments in excess mortgage servicing rights, equity method investees	4,018
Purchase of real estate securities	(265,100)
Proceeds from sale of investments	4,421
Acquisition of investments in excess mortgage servicing rights	(2,391)
Acquisition of investments in excess mortgage servicing rights. equity method investees	(53,766)
Principal paydowns on residential mortgage loans, held-for-investment	1,789
Net cash provided by (used in) investing activities	(178,284)
Cash Flows From Financing Activities
Borrowings under repurchase agreements	415,982
Repayments of repurchase agreements	(290,747)
Margin deposits under repurchase agreements	(87,579)
Return of margin deposits under repurchase agreements	87,216
Capital contributions by Newcastle	245,058
Net cash provided by (used in) financing activities	369,930
Net Increase (Decrease) in Cash and Cash Equivalents	209,699
Cash and Cash Equivalents, Beginning of Period
Cash and Cash Equivalents, End of Period	209,699
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	3,029	649
Supplemental Schedule of Non-Cash Investing and Financing Activities
Cash proceeds from investments in excess mortgage servicing rights, in excess of interest income	41,435	43,113
Acquisition of investments in excess mortgage servicing rights		221,832
Acquisition of real estate securities	242,750	121,262
Acquisition of investments in equity method investees at fair value	125,099
Acquisition of residential mortgage loans, held-for-investment	35,138
Acquisition of investments in consumer loan equity method investees	245,421
Borrowings under repurchase agreements	1,179,068	153,510
Repayments of repurchase agreements	3,902	2,588
Deposit paid on investment in excess mortgage servicing rights		25,200
Return of deposit paid on investment in excess mortgage service rights		25,200
Purchase price payable on investments in excess mortgage servicing rights		59
Capital contributions by Newcastle	648,408	368,294
Contributions in-kind by Newcastle	1,093,684	164,142
Capital distributions to Newcastle, net	$ 1,228,054	$ 250,661

GENERAL	6 Months Ended
Jun. 30, 2013
General
GENERAL

1. GENERAL

New Residential Investment Corp. (formerly known as NIC MSR LLC) (together with its subsidiaries, “New Residential”) is a Delaware corporation that was formed as a limited liability company in September 2011 for the purpose of making real estate related investments and commenced operations on December 8, 2011. On December 20, 2012, New Residential was converted to a corporation. Newcastle Investment Corp. (“Newcastle”) was the sole stockholder of New Residential until the spin-off (Note 10), which was completed on May 15, 2013. Newcastle is listed on the New York Stock Exchange under the symbol “NCT.” As sole stockholder, Newcastle generally did not have any liability for the obligations of New Residential, except as described in Note 8.

Following the spin-off, New Residential is an independent publicly traded real estate investment trust (“REIT”) primarily focused on investing in residential mortgage related assets. New Residential is listed on the New York Stock Exchange under the symbol “NRZ”.

As of June 30, 2013, New Residential had acquired, or committed to acquire, directly and through equity method investees, excess mortgage servicing rights (“Excess MSRs”) on eleven pools of residential mortgage loans from Nationstar Mortgage LLC (“Nationstar”), a leading residential mortgage servicer. Furthermore, New Residential had acquired real estate securities, residential mortgage loans, and consumer loans.

New Residential intends to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes for the tax year ending December 31, 2013. As such, New Residential will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

New Residential has entered into a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), an affiliate of Fortress Investment Group LLC (“Fortress”), under which the Manager advises New Residential on various aspects of its business and manages its day-to-day operations, subject to the supervision of New Residential’s board of directors. For its services, the Manager is entitled to management fees and incentive compensation, both defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 12. The Manager also manages Newcastle and investment funds that own a majority of Nationstar.

As of June 30, 2013, New Residential operated in the following business segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and loans, (iii) investments in consumer loans and (iv) corporate.

The consolidated financial statements for periods prior to May 15, 2013 have been prepared on a spin-off basis from the consolidated financial statements and accounting records of Newcastle and reflect New Residential’s historical results of operations, financial position and cash flows, in accordance with U.S. GAAP. As presented in the Consolidated Statements of Cash Flows, New Residential did not have any cash balance during periods prior to April 5, 2013, which is the first date Newcastle contributed cash to New Residential. All of its cash activity occurred in Newcastle’s accounts during these periods. The consolidated financial statements for periods prior to May 15, 2013 do not necessarily reflect what New Residential’s consolidated results of operations, financial position and cash flows would have been had New Residential operated as an independent company prior to the spin-off.

Certain expenses of Newcastle, comprised primarily of a portion of its management fee, have been allocated to New Residential to the extent they were directly associated with New Residential for periods prior to the spin-off on May 15, 2013. The portion of the management fee allocated to New Residential prior to the spin-off represents the product of the management fee rate payable by Newcastle (1.5%) and New Residential’s gross equity, which management believes is a reasonable method for quantifying the expense of the services provided by the employees of the Manager to New Residential. The incremental cost of certain legal, accounting and other expenses related to New Residential’s operations prior to May 15, 2013 are reflected in the accompanying consolidated financial statements. New Residential and Newcastle do not share any expenses following the spin-off.

The accompanying consolidated financial statements and related notes of New Residential have been prepared in accordance with accounting principles generally accepted in the United States for interim financial reporting and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, certain information and footnote disclosures normally included in financial statements prepared under U.S. generally accepted accounting principles have been condensed or omitted. In the opinion of management, all adjustments considered necessary for a fair presentation of New Residential’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These financial statements should be read in conjunction with New Residential’s consolidated financial statements for the year ended December 31, 2012 and notes thereto included in New Residential’s Registration Statement on Form 10 filed with the Securities and Exchange Commission. Capitalized terms used herein, and not otherwise defined, are defined in New Residential’s consolidated financial statements for the year ended December 31, 2012.

Recent Accounting Pronouncements

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in the financial statements. However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented or in the notes to the financial statements. New Residential has adopted this accounting standard and presents this information in Note 13.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, financial statement presentation, revenue recognition, financial instruments, hedging, and contingencies. Some of the proposed changes are significant and could have a material impact on New Residential’s reporting. New Residential has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.

ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization
ORGANIZATION

1. ORGANIZATION

New Residential Investment Corp. (formerly known as NIC MSR LLC) (together with its subsidiaries, “New Residential”) is a Delaware corporation that was formed as a limited liability company in September 2011 for the purpose of making real estate related investments and commenced operations on December 8, 2011. On December 20, 2012, New Residential was converted to a corporation. Newcastle Investment Corp. (“Newcastle” or the “stockholder”) is the sole stockholder of New Residential. Newcastle is listed on the New York Stock Exchange under the symbol “NCT.” Newcastle generally does not have any liability for the obligations of New Residential, except as described in Note 6.

As of December 31, 2012, New Residential had acquired excess mortgage servicing rights (“Excess MSRs”) on five pools of residential mortgage loans from Nationstar Mortgage LLC (“Nationstar”). Nationstar is a leading residential mortgage servicer and is majority-owned by funds managed by Newcastle’s manager. Furthermore, New Residential acquired real estate securities during the third and fourth quarters of 2012.

New Residential intends to elect and qualify to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes for the tax year ending December 31, 2013. As such, New Residential will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

New Residential intends to enter into a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), an affiliate of Fortress Investment Group LLC (“Fortress”), under which the Manager will advise New Residential on various aspects of its business and will manage its day-to-day operations, subject to the supervision of New Residential’s board of directors. For its services, the Manager is expected to be entitled to management fees and incentive compensation, both to be defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 9. The Manager also manages Newcastle and investment funds that own a majority of Nationstar.

SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING

2. SEGMENT REPORTING

New Residential conducts its business through the following segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and loans, (iii) investments in consumer loans, and (iv) corporate. The corporate segment consists primarily of general and administrative expenses, the allocation of management fees by Newcastle until the spin-off on May 15, 2013, and the management fees and incentive compensation owed to the Manager by New Residential following the spin-off.

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2013
Interest income	$10,745	$12,216	$—	$38	$22,999
Interest expense	—	2,651	—	—	2,651

Net interest income	10,745	9,565	—	38	20,348
Impairment	—	3,756	—	—	3,756
Other income	61,960	58	36,164	—	98,182
Operating expenses	34	152	—	5,366	5,552

Net income (loss)	$72,671	$5,715	$36,164	$(5,328)	$109,222

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2013
Interest income	$20,780	$18,372	$—	$38	$39,190
Interest expense	—	3,550	—	—	3,550

Net interest income	20,780	14,822	—	38	35,640
Impairment	—	3,756	—	—	3,756
Other income	64,787	58	36,164	—	101,009
Operating expenses	96	152	1,951	8,397	10,596

Net income (loss)	$85,471	$10,972	$34,213	$(8,359)	$122,297

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
June 30, 2013
Investments	$454,573	$1,792,875	$280,816	$—	$2,528,264
Cash and cash equivalents	—	—	—	209,699	209,699
Other assets	—	4,379	—	100	4,479

Total assets	454,573	1,797,254	280,816	209,799	2,742,442

Debt	—	(1,474,338)	—	—	(1,474,338)
Other liabilities	(67)	(1,734)	—	(20,578)	(22,379)

Total liabilities	(67)	(1,476,072)	—	(20,578)	(1,496,717)

GAAP book value	$454,506	$321,182	$280,816	$189,221	$1,245,725

Investments in equity method investees	$183,153	$—	$280,816	$—	$463,969

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2012
Interest income	$4,479	$—	$—	$—	$4,479
Interest expense	—	—	—	—	—

Net interest income	4,479	—	—	—	4,479
Other income	3,523	—	—	—	3,523
Operating expenses	761	—	—	767	1,528

Net income (loss)	$7,241	$—	$—	$(767)	$6,474

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2012
Interest income	$6,516	$—	$—	$—	$6,516
Interest expense	—	—	—	—	—

Net interest income	6,516	—	—	—	6,516
Other income	4,739	—	—	—	4,739
Operating expenses	1,147	—	—	946	2,093

Net income (loss)	$10,108	$—	$—	$(946)	$9,162

3. SEGMENT REPORTING

New Residential conducts its business through the following segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and (iii) corporate. The corporate segment consists primarily of general and administrative expenses and the allocation of management fees by the stockholder.

In the third quarter of 2012, New Residential changed the composition of its reportable segments to add a real estate securities segment and a corporate segment. Management acquired real estate securities during the third quarter and determined that it should disaggregate corporate expenses from the other segments presented. Segment information for previously reported periods in the accompanying financial statements has been restated to reflect this change to the composition of its segments.

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Principles of Consolidation and Basis of Presentation—The accompanying consolidated financial statements and related notes have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These financial statements include the accounts of New Residential and its consolidated subsidiaries, which are comprised of entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity. All intercompany balances and transactions have been eliminated upon consolidation. New Residential currently operates in three business segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and (iii) corporate.

Variable interest entities (VIEs) are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. A VIE is required to be consolidated by its primary beneficiary, and only by its primary beneficiary, which is defined as the party who has the power to direct the activities of a VIE that most significantly impact its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

New Residential’s investments in Non-Agency RMBS are variable interests. New Residential monitors these investments and analyzes the potential need to consolidate the related securitization entities pursuant to the VIE consolidation requirements.

New Residential has not consolidated the securitization entities that issued its Non-Agency RMBS. This determination is based, in part, on New Residential’s assessment that it does not have the power to direct the activities that most significantly impact the economic performance of these entities, such as through ownership of a majority of the currently controlling class. In addition, New Residential is not obligated to provide, and has not provided, any financial support to these entities.

The consolidated financial statements have been prepared on a spin off basis from the consolidated financial statements and accounting records of Newcastle and reflect New Residential’s historical results of operations, financial position and cash flows, in accordance with U.S. GAAP. The consolidated financial statements may not be indicative of New Residential’s future performance and do not necessarily reflect what its consolidated results of operations, financial position and cash flows would have been had New Residential operated as an independent company during the periods presented.

The incremental cost of certain legal, accounting and other expenses related to New Residential’s operations are reflected in the accompanying consolidated financial statements. Certain expenses of Newcastle, currently comprised primarily of a portion of its management fee, have been allocated to New Residential to the extent they are directly associated with New Residential. The portion of the management fee allocated to New Residential represents the product of the management fee rate payable by Newcastle (1.5%) and New Residential’s gross equity, which management believes is a reasonable method for quantifying the expense of the services provided by the employees of the Manager to New Residential. New Residential and Newcastle do not intend to share any expenses following the separation.

Risks and Uncertainties—In the normal course of business, New Residential encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on New Residential’s investments that results from a borrower’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments due to changes in prepayment speeds, interest rates, spreads or other market factors. Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, refinancings, collateral values, payment histories, and other borrower information. Furthermore, as of December 31, 2012 and 2011, a significant portion of New Residential’s assets are its investments in Excess MSRs, which are dependent on Nationstar to perform its obligations as the servicer. If Nationstar is terminated as the servicer, New Residential’s right to receive its portion of the excess mortgage servicing amount is also terminated.

Additionally, New Residential is subject to significant tax risks. If New Residential were to fail to qualify as a REIT in any taxable year, it would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, New Residential would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

Investments in Excess Mortgage Servicing Rights—Excess MSRs are aggregated into pools as applicable; each pool of Excess MSRs is accounted for in the aggregate. Interest income for Excess MSRs is accreted into interest income on an effective yield or “interest” method, based upon the expected excess mortgage servicing amount through the expected life of the underlying mortgages. Changes to expected cash flows result in a cumulative retrospective adjustment, which will be recorded in the period in which the change in expected cash flows occurs. Under the retrospective method, the interest income recognized for a reporting period would be measured as the difference between the amortized cost basis at the end of the period and the amortized cost basis at the beginning of the period, plus any cash received during the period. The amortized cost basis is calculated as the present value of estimated future cash flows using an effective yield, which is the yield that equates all past actual and current estimated future cash flows to the initial investment. In addition, New Residential’s policy is to recognize interest income only on its Excess MSRs in existing eligible underlying mortgages. The difference between the fair value of Excess MSRs and their amortized cost basis is recorded as “Change in fair value of investments in excess mortgage servicing rights.” Fair value is generally determined by discounting the expected future cash flows using discount rates that incorporate the market risks and liquidity premium specific to the Excess MSRs, and therefore may differ from their effective yields.

Real Estate Securities—New Residential invests in real estate related asset backed securities. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security. Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities using the interest method. Upon settlement of securities, the excess (or deficiency) of net proceeds over the net carrying value of such security is recognized as a gain (or loss) in the period of settlement.

Impairment of Securities—New Residential continually evaluates securities for impairment. Securities are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that New Residential will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or for securities purchased at a discount for credit quality when New Residential determines that it is probable that it will be unable to collect as anticipated. The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer, (ii) review of the credit rating of the security, (iii) review of the key terms of the security, (iv) review of the performance of the underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the underlying loans, (vi) analysis of the effect of local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults, loss severities and prepayments for similar securities. Furthermore, New Residential must record a write down if we have the intent to sell a given security in an unrealized loss position, or if it is more likely than not that we will be required to sell such a security. Upon determination of impairment, New Residential records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. It is New Residential’s policy to establish an allowance for uncollectible interest on performing securities that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those securities are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from New Residential’s estimates. New Residential may resume accrual of income on a security if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis.

Other Income (Loss)—On May 14, 2012, New Residential entered into definitive agreements to co-invest in Excess MSRs related to mortgage servicing rights that Nationstar proposed to acquire from Residential Capital, LLC and related entities (“ResCap”) in an auction conducted as part of ResCap’s bankruptcy proceedings. The auction commenced on October 23, 2012, and Nationstar did not submit the highest bid on October 24, 2012. Therefore, New Residential did not complete this co-investment and was entitled to its portion of the breakup fee of approximately $8.4 million, which was recorded as other income for the year ended December 31, 2012.

Reclassification From Accumulated Other Comprehensive Income Into Net Income—No amounts were reclassified out of accumulated other comprehensive income into net income for the year ended December 31, 2012.

EXPENSE RECOGNITION

Interest Expense—New Residential finances certain investments using floating rate repurchase agreements. Interest is expensed as incurred.

General and Administrative Expenses—General and administrative expenses, including legal fees, audit fees and other costs and are expensed as incurred.

Management Fees Allocated by Newcastle—These represent the management fees allocated by and due to Newcastle based on the equity used in funding the acquisition of Excess MSRs and real estate securities. The management fees are equal to 1.5% of the gross equity, as defined in the Management Agreement between Newcastle and FIG LLC. For further information on the Management Agreement, see Note 9.

BALANCE SHEET MEASUREMENT

Cash and Cash Equivalents—New Residential has no cash account as of December 31, 2011 or 2012. Cash transactions affecting account balances are collected or paid through a cash account held by Newcastle.

Due from/to Newcastle—For purposes of classifying amounts, New Residential considers the Manager and principals of Fortress to be affiliates. Amounts due from and to Newcastle are recorded at their contractual or allocated amount, subject to an allowance for uncollectible amounts if collection is not deemed probable.

Investments in Excess Mortgage Servicing Rights—Upon acquisition, New Residential has elected to record each of such investments at fair value. New Residential elected to record its Excess MSRs at fair value in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs. Under this election, New Residential records a valuation adjustment on its Excess MSRs on a quarterly basis to recognize the changes in fair value in net income as described in Revenue Recognition—Investments in Excess Mortgage Servicing Rights above. As of December 31, 2012 and 2011, all Excess MSRs are classified as held-for-investment as New Residential has the intent and ability to hold the investments for the foreseeable future.

Investments in Real Estate Securities—New Residential has classified its investments in securities as available-for-sale. Available-for-sale securities are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Capital Contributions and Distributions—Capital contributions represent the settlements of acquisition price in the acquisition of Excess MSRs and real estate securities and deposits related to Excess MSRs paid by Newcastle on behalf of New Residential. Capital distributions represent the cash receipts from investments, repayments of repurchase agreements and borrowings under repurchase agreements less cash payments for expenses, which would be equivalent to net increases in cash and cash equivalents in the respective periods had New Residential maintained a separate bank account.

Contributions in-kind—Contributions in-kind represent the contribution of real estate securities by Newcastle to New Residential.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued new guidance regarding the measurement and disclosure of fair value, which became effective for New Residential on January 1, 2012. The adoption of this guidance did not have a material impact on New Residential’s financial position, liquidity or results of operations.

In June 2011, the FASB issued a new accounting standard that eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. New Residential has early adopted this standard in the period ended December 31, 2011 and has presented the Statement of Comprehensive Income separately from the Statement of Changes in Newcastle’s Equity.

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in the financial statements. However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statements. New Residential has early adopted this accounting standard and opted to present this information in a note to the financial statements.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, the definition of an investment company, financial statement presentation, revenue recognition, financial instruments, hedging and contingencies. Some of the proposed changes are significant and could have a material impact on New Residential’s reporting. New Residential has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights At Fair Value
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE

3. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE

Pool 1. On December 13, 2011, Newcastle announced the completion of the first co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights acquired by Nationstar. New Residential invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of government-sponsored enterprise (“GSE”) residential mortgage loans with an outstanding principal balance of approximately $9.9 billion (“Pool 1”). Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, the servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pool 2. On June 5, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Bank of America. New Residential invested approximately $42 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $10.4 billion (“Pool 2”), comprised of loans in GSE pools. Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pools 3, 4 and 5. On June 29, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Aurora Bank FSB, a subsidiary of Lehman Brothers Bancorp Inc. New Residential invested approximately $176.5 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $63.7 billion, comprised of approximately 75% non-conforming loans in private label securitizations and approximately 25% conforming loans in GSE pools. The portfolio is comprised of three pools: two GSE loan pools with outstanding principal balances of approximately $9.8 billion (“Pool 3”) and $6.3 billion (“Pool 4”), respectively, and a pool of non-conforming loans in private label securitizations with an outstanding principal balance of approximately $47.6 billion (“Pool 5”). Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pool 11. On May 20, 2013, New Residential entered into an excess spread agreement with Nationstar to purchase for $2.4 million a two-thirds interest in the Excess MSRs on a portion of the loans in the pool which are eligible to be refinanced by a specific third party for a period of time, with Nationstar retaining the remaining one-third interest in the Excess MSRs and all servicing rights. After this period expires, Nationstar will have the ability to refinance all of the loans in the pool. See Note 6 for information on our other agreements with Nationstar with respect to Pool 11.

New Residential elected to record its investments in Excess MSRs at fair value pursuant to the fair value option for financial instruments in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs.

The following is a summary of New Residential’s direct investments in Excess MSRs:

	June 30, 2013					Six Months Ended June 30, 2013
	Unpaid Principal Balance (“UPB”) of Underlying Mortgages	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$7,593,438	$28,120	$39,147	12.5%	4.9	$5,290
MSR Pool 1—Recapture Agreement	—	2,980	5,383	12.5%	11.0	1,897
MSR Pool 2	8,570,405	31,629	37,339	12.5%	5.1	4,666
MSR Pool 2—Recapture Agreement	—	2,934	6,557	12.5%	12.1	3,441
MSR Pool 3	8,380,524	25,351	33,183	12.5%	4.8	4,976
MSR Pool 3—Recapture Agreement	—	4,088	5,755	12.5%	11.5	1,742
MSR Pool 4	5,381,133	10,205	13,176	12.5%	4.6	1,952
MSR Pool 4—Recapture Agreement	—	2,657	3,533	12.5%	11.1	891
MSR Pool 5	39,989,031	99,530	121,102	12.5%	5.5	19,594
MSR Pool 5—Recapture Agreement	—	8,454	3,854	12.5%	12.8	(758)
MSR Pool 11—Recapture Agreement	—	2,391	2,391	12.5%	—	—

	$69,914,531	$218,339	$271,420	12.5%	5.8	$43,691

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the direct investments in Excess MSRs at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	31.5%
Florida	10.1%
New York	4.5%
Washington	4.3%
Arizona	3.8%
Texas	3.6%
Maryland	3.5%
Colorado	3.5%
New Jersey	3.2%
Virginia	3.1%
Other U.S.	28.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.

Geographic concentrations of investments expose New Residential to the risk of economic downturns within the relevant states. Any such downturn in a state where New Residential holds significant investments could affect the underlying borrower’s ability to make mortgage payments and therefore could have a meaningful, negative impact on the Excess MSRs.

4. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE

Pool 1. On December 13, 2011, Newcastle announced the completion of the first co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights acquired by Nationstar. New Residential invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of government-sponsored enterprise (“GSE”) residential mortgage loans with an outstanding principal balance of approximately $9.9 billion (“Pool 1”). Nationstar has co-invested on a pari-passu basis with New Residential in 35% of the Excess MSRs and will be the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, the servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pool 2. On June 5, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Bank of America. New Residential invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $10.4 billion (“Pool 2”), comprised of loans in GSE pools. Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and will be the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations. As of December 31, 2012, New Residential has a remaining purchase price payable of less than $0.1 million which is to be funded in 2013 pursuant to the payment terms of the agreement.

Pools 3, 4 and 5. On June 29, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Aurora Bank FSB, a subsidiary of Lehman Brothers Bancorp Inc. New Residential invested approximately $176.5 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $63.7 billion, comprised of approximately 75% non-conforming loans in private label securitizations and approximately 25% conforming loans in GSE pools. The portfolio is comprised of three pools: two GSE loan pools with outstanding principal balances of approximately $9.8 billion (“Pool 3”) and $6.3 billion (“Pool 4”), respectively, and a pool of non-conforming loans in private label securitizations with an outstanding principal balance of approximately $47.6 billion (“Pool 5”). Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and will be the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

The following is a summary of New Residential’s Excess MSRs at December 31, 2012 and 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1-Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

Description	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
Pool 1-Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
Pool 2-Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
Pool 3-Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
Pool 4-Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
Pool 5-Recapture Agreement	—	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at December 31, 2012 and 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
December 31, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.

Geographic concentrations of investments expose New Residential to the risk of economic downturns within the relevant states. Any such downturn in a state where New Residential holds significant investments could affect the underlying borrower’s ability to make the mortgage payment and therefore could have a meaningful, negative impact on the Excess MSRs.

INVESTMENTS IN REAL ESTATE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities
INVESTMENTS IN REAL ESTATE SECURITIES

4. INVESTMENTS IN REAL ESTATE SECURITIES

During 2013, New Residential acquired $547.5 million face amount of Non-Agency RMBS for approximately $362.4 million and $156.3 million face amount of Agency ARM RMBS for approximately $165.2 million net of sales. In addition, Newcastle contributed $1.0 billion face amount of Agency ARM RMBS to New Residential during this period.

The following is a summary of New Residential’s real estate securities at June 30, 2013, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
Agency ARM RMBS (E)(F)	$1,059,950	$1,134,190	$1,430	$(5,834)	$1,129,786	66	AAA	3.30%	1.47%	3.2	N/A
Non-Agency RMBS	927,903	605,835	33,286	(9,668)	629,453	98	CC	0.77%	4.87%	3.8	6.7%

Total/Weighted Average (G)	$1,987,853	$1,740,025	$34,716	$(15,502)	$1,759,239	164	BBB	2.12%	2.65%	3.4

(A)	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $13.8 million.
(G)	The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.

Unrealized losses that are considered other than temporary are recognized currently in earnings. During the six months ended June 30, 2013, New Residential recorded other-than-temporary impairment charges (“OTTI”) of $3.8 million with respect to real estate securities held prior to the spin-off on May 15, 2013. Based on Newcastle management’s analysis of these securities, Newcastle determined it did not have the intent to hold the securities past May 15, 2013. Any remaining unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell, and is not more likely than not to be required to sell, these securities.

The following table summarizes New Residential’s securities in an unrealized loss position as of June 30, 2013.

Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis			Gross Unrealized		Carrying Value	Number of Securities	Weighted Average
		Before Impairment	Other-Than- Temporary Impairment (A)	After Impairment	Gains	Losses			Rating	Coupon	Yield	Life (Years)
Less than Twelve Months	$1,183,118	$1,104,946	$(3,429)	$1,101,517	$—	$(15,485)	$1,086,032	79	BBB	2.51%	1.83%	3.5
Twelve or More Months	6,798	7,447	(40)	7,407	—	(17)	7,390	1	AAA	2.76%	0.93%	4.2

Total/WA	$1,189,916	$1,112,393	$(3,469)	$1,108,924	$—	$(15,502)	$1,093,422	80	BBB	2.51%	1.82%	3.5

(A)	Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential’s intent to sell the securities and are not the result of credit impairment.

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS at June 30, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$346,056	37.3%
Northeastern U.S.	219,197	23.6%
Southeastern U.S.	190,998	20.6%
Midwestern U.S.	98,933	10.7%
Southwestern U.S.	72,719	7.8%

	$927,903	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, New Residential identified a population of real estate securities for which it was determined that it was probable that New Residential would be unable to collect all contractually required payments. For securities acquired during the six months ended June 30, 2013, the face amount of these real estate securities was $472.7 million, with total expected cash flows of $375.2 million and a fair value of $298.9 million.

The following is the outstanding face amount and carrying value for securities, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments, at December 31, 2012 and June 30, 2013:

	Outstanding Face Amount	Carrying Value
December 31, 2012	$342,013	$212,129
June 30, 2013	$771,682	$495,872

The following is a summary of the changes in accretable yield for these securities:

For the Six Months Ended June 30, 2013
Balance at December 31, 2012	$90,077
Additions	76,263
Accretion	(9,706)
Reclassifications from nonaccretable difference	23,679
Disposals	153

Balance at June 30, 2013	$180,466

5. INVESTMENTS IN REAL ESTATE SECURITIES

During 2012, Newcastle contributed approximately $258.0 million face amount of Non-Agency residential mortgage backed securities (“RMBS”), which had a fair value of approximately $164.1 million on the contribution date, to New Residential. Furthermore, New Residential acquired an additional $193.8 million face amount of Non-Agency RMBS for approximately $121.3 million during 2012.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

During the year ended December 31, 2012, New Residential recorded no other-than-temporary impairment charge (“OTTI”) related to its real estate securities. The unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell and is not more likely than not to be required to sell these securities. The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, we identified a population of real estate securities for which it was determined that it was probable that we would be unable to collect all contractually required payments. At December 31, 2012, these securities had a face amount of $342.0 million and a carrying value of $212.1 million. On their respective acquisition dates, the face amount of these real estate securities was $351.8 million, with total expected cash flows of $285.9 and a fair value of $205.3 million. The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012

INVESTMENT IN RESIDENTIAL MORTGAGE LOANS	6 Months Ended
Jun. 30, 2013
Investment In Residential Mortgage Loans
INVESTMENT IN RESIDENTIAL MORTGAGE LOANS

5. INVESTMENTS IN RESIDENTIAL MORTGAGE LOANS

On February 27, 2013, New Residential, through a subsidiary, entered into an agreement to co-invest in reverse mortgage loans with a UPB of approximately $83 million as of December 31, 2012. New Residential has invested approximately $35 million to acquire a 70% interest in the reverse mortgage loans. Nationstar has co-invested pari passu with New Residential in 30% of the reverse mortgage loans and is the servicer of the loans performing all servicing and advancing functions and retaining the ancillary income, servicing obligations and liabilities as the servicer.

Loans for which New Residential has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified as held-for-investment. Loans are presented in the consolidated balance sheet at cost net of any unamortized discount (or gross of any unamortized premium). New Residential determines at acquisition whether loans will be aggregated into pools based on common risk characteristics (credit quality, loan type, and date of origination or acquisition); loans aggregated into pools are accounted for as if each pool were a single loan. Income on these loans is recognized similarly to that on securities using a level yield methodology.

To the extent that residential mortgage loans are classified as held-for-investment, New Residential must periodically evaluate each of these loans or loan pools for possible impairment. Impairment is indicated when it is deemed probable that New Residential will be unable to collect all amounts due according to the contractual terms of the loan, or for loans acquired at a discount for credit losses, when it is deemed probable that New Residential will be unable to collect as anticipated. Upon determination of impairment, New Residential would establish a specific valuation allowance with a corresponding charge to earnings. New Residential continually evaluates its loans receivable for impairment. New Residential’s residential mortgage loans are aggregated into pools for evaluation based on like characteristics, such as loan type and acquisition date. Pools of loans are evaluated based on criteria such as an analysis of borrower performance, credit ratings of borrowers, loan to value ratios, the estimated value of the underlying collateral, the key terms of the loans and historical and anticipated trends in defaults and loss severities for the type and seasoning of loans being evaluated. This information is used to estimate provisions for estimated unidentified incurred losses on pools of loans. Significant judgment is required in determining impairment and in estimating the resulting loss allowance. Furthermore, New Residential must assess its intent and ability to hold its loan investments on a periodic basis. If New Residential does not have the intent to hold a loan for the foreseeable future or until its expected payoff, the loan must be classified as “held for sale” and recorded at the lower of cost or estimated value.

The following is a summary of residential mortgage loans at June 30, 2013, all of which are classified as held for investment:

Loan Type	Outstanding Face Amount	Carrying Value	Loan Count	Wtd. Avg. Yield	Wtd. Avg. Coupon (A)	Wtd. Avg. Life (Years) (B)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount
Reverse Mortgage Loans	$56,730	$33,636	328	10.6%	5.1%	4.1	20.7%	N/A

(A)	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
(B)	The weighted average life is based on the expected timing of the receipt of cash flows.

Activities related to the carrying value of residential mortgage loans are as follows:

For the six months ended June 30, 2013
Balance at December 31, 2012	$—
Purchases/additional fundings	35,138
Proceeds from repayments	(2,686)
Accretion of loan discount and other amortization	1,184

Balance at June 30, 2013	$33,636

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES	6 Months Ended
Jun. 30, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

6. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

During the six months ended June 30, 2013, New Residential entered into investments in joint ventures (“Excess MSR joint ventures”) jointly controlled by New Residential and Fortress-managed funds investing in Excess MSRs. New Residential elected to record these investments at fair value pursuant to the fair value option for financial instruments to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors.

The following tables summarize the investments in equity method investees held by New Residential at June 30, 2013:

June 30, 2013
Excess MSR Assets	$351,863
Other Assets (A)	22,394
Debt	—
Other Liabilities	(7,951)

Equity	$366,306

New Residential’s Investment	$183,153

New Residential’s Ownership	50.0%

(A)	Includes $20.8 million of deposits related to investments which have not closed at June 30, 2013.

Six Months Ended June 30, 2013
Interest Income	$13,756
Other Income	31,374
Expenses	(2,938)

Net Income	$42,192

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$11,149,355	66.7%	50.0%	$40,027	$44,139	12.5%	4.8
MSR Pool 6—Recapture Agreement	—	66.7%	50.0%	10,683	13,284	12.5%	10.7
MSR Pool 7	34,480,698	66.7%	50.0%	104,057	112,946	12.5%	5.1
MSR Pool 7—Recapture Agreement	—	66.7%	50.0%	22,962	25,965	12.5%	12.0
MSR Pool 8	15,417,544	66.7%	50.0%	56,180	57,960	12.5%	5.0
MSR Pool 8—Recapture Agreement	—	66.7%	50.0%	12,928	14,103	12.5%	11.7
MSR Pool 11	22,817,213	66.7%	50.0%	51,033	55,797	12.5%	5.3
MSR Pool 11—Recapture Agreement	—	66.7%	50.0%	23,459	27,669	12.5%	9.9

	$83,864,810			$321,329	$351,863	12.5%	6.4

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

Pool 6. On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Government National Mortgage Association (“Ginnie Mae”) residential mortgage loans with a UPB of approximately $13 billion (“Pool 6”) as of November 30, 2012. Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential contributed approximately $28.9 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture are owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. As the servicer, Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

Pools 7, 8, 9, 10. On January 6, 2013 New Residential, through joint ventures, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans with a UPB of approximately $215 billion as of November 30, 2012. Approximately 53% of the loans in this portfolio are in private label securitizations (“Pool 10”), and the remainder are owned, insured or guaranteed by Fannie Mae (“Pool 7”), Freddie Mac (“Pool 8”) or Ginnie Mae (“Pool 9”). Nationstar has agreed to acquire the related servicing rights from Bank of America. New Residential committed to invest approximately $340 million (based on the November 30, 2012 UPB) for a 50% interest in joint ventures which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. As of June 30, 2013, New Residential had contributed approximately $80.7 million to the joint ventures. The remaining interests in the joint ventures are owned by Fortress-managed funds and the remaining interest of approximately 33% in the Excess MSRs are owned by Nationstar. As the servicer, Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint ventures and Nationstar, subject to certain limitations. On January 31, 2013, New Residential completed the first closing of this co-investment. The first closing related to Excess MSRs on loans with an aggregate UPB of approximately $58 billion as of December 31, 2012, that are owned, insured, or guaranteed by Fannie Mae or Freddie Mac.

Pool 11. On May 20, 2013, New Residential acquired, through a joint venture, an interest in Excess MSRs from Nationstar on a portfolio of mortgage loans with a UPB of approximately $22.8 billion (“Pool 11”) as of March 31, 2013. New Residential has invested approximately $37.8 million to acquire a one-third interest in the Excess MSRs. Nationstar is the servicer of the loans and has retained a one-third interest in the Excess MSRs; a Fortress managed fund has acquired the remaining one-third interest. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are included in the portfolio, subject to certain limitations. New Residential, Nationstar and the Fortress fund share equally in these Excess MSRs.

See Recent Activities (Note 15) for information on Pools 9 and 10.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	13.6%
Florida	8.3%
Georgia	5.8%
Texas	5.6%
New York	5.5%
Illinois	4.5%
Massachusetts	3.5%
New Jersey	3.3%
Washington	3.0%
Virginia	3.0%
Other U.S.	43.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.

INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES	6 Months Ended
Jun. 30, 2013
Investments In Consumer Loan Equity Method Investees
INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES

7. INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES

On April 1, 2013, New Residential completed, through newly formed limited liability companies (together, the “Consumer Loan Companies”) a co-investment in a portfolio of consumer loans with a UPB of approximately $4.2 billion as of December 31, 2012. The portfolio includes over 400,000 personal unsecured loans and personal homeowner loans originated through subsidiaries of HSBC Finance Corporation. The Consumer Loan Companies acquired the portfolio from HSBC Finance Corporation and its affiliates. New Residential invested approximately $250 million for 30% membership interests in each of the Consumer Loan Companies. Of the remaining 70% of the membership interests, Springleaf Finance, Inc. (“Springleaf”), which is majority-owned by Fortress funds managed by our Manager, acquired 47%, and an affiliate of Blackstone Tactical Opportunities Advisors L.L.C. acquired 23%. Springleaf acts as the managing member of the Consumer Loan Companies. The Consumer Loan Companies financed $2.2 billion of the approximately $3.0 billion purchase price with asset-backed notes. The Consumer Loan Companies were formed on March 19, 2013, for the purpose of making this investment, and commenced operations upon the completion of the investment. After a servicing transition period, Springleaf will be the servicer of the loans and will provide all servicing and advancing functions for the portfolio.

New Residential accounts for its investment in the Consumer Loan Companies pursuant to the equity method of accounting because it can exercise significant influence over the Consumer Loan Companies, but the requirements for consolidation are not met. New Residential’s share of earnings and losses in these equity method investees is included in “Earnings from investments in consumer loans, equity method investees” on the Consolidated Statements of Income. Equity method investments are included in “Investments in consumer loans, equity method investees” on the Consolidated Balance Sheets.

New Residential periodically reviews equity method investments for impairment in value whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. New Residential will record an impairment charge to the extent that the estimated fair value of an investment is less than its carrying value and New Residential determines the impairment is other-than-temporary.

The following tables summarize the investment the Consumer Loan Companies held by New Residential at June 30, 2013:

June 30, 2013
Consumer Loan Assets	$2,835,996
Other Assets	119,163
Debt (A)	(2,018,486)
Other Liabilities	(620)

Equity	$936,053

New Residential’s investment	$280,816

New Residential’s ownership	30.0%

(A)	Represents asset-back notes with an interest rate of 3.75% and a maturity of April 2021. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the these notes. When the balance of the outstanding notes is reduced to 50% of the outstanding UPB of the performing consumer loans, the equity holders of the Consumer Loan Companies will be entitled to receive, in the aggregate, 30% of the net cash flow of the Consumer Loan Companies on a periodic basis.

Six Months Ended June 30, 2013
Interest income	$168,130
Interest expense	(24,590)
Provision for finance receivable losses	(554)
Other expenses	(22,441)

Net income	$120,545

New Residential’s equity in net income	$36,164

The following is a summary of New Residential’s consumer loan investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Interest in Consumer Loan Companies	Carrying Value (A)	Weighted Average Coupon (B)	Weighted Average Asset Yield	Weighted Average Expected Life (Years) (C)
Consumer Loans	$3,675,979	30.0%	$2,835,996	18.6%	14.0%	4.5

(A)	Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
(B)	Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.

New Residential’s investments in consumer loans, equity method investees changed during the six months ended June 30, 2013 as follows:

For the six months ended June 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	245,421
Distributions of earnings from equity method investees	(769)
Earnings from investments in consumer loan equity method investees	36,164

Balance at June 30, 2013	$280,816

DEBT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Obligations
DEBT OBLIGATIONS

8. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at June 30, 2013:

							Collateral
Repurchase Agreements (A)	Month Issued	Outstanding Face	Carrying Value	Final Stated Maturity (D)	Weighted Average Funding Cost	WAL	Outstanding Face	Amortized Cost Basis	Carrying Value	WAL (Years)
Agency ARM RMBS (B)	Various	$1,061,250	$1,061,250	Jul-13	0.39%	0.1	$1,059,950	$1,134,190	$1,129,786	3.2
Non Agency RMBS (C)	Various	413,088	413,088	Jul-13	2.03%	0.1	907,247	590,131	613,078	3.8

		$1,474,338	$1,474,338		0.85%	0.1	$1,967,197	$1,724,321	$1,742,864	3.5

(A)	These repurchase agreements had approximately $0.5 million of associated accrued interest payable at June 30, 2013.
(B)	The counterparties of these repurchase agreements are Goldman Sachs $357.8 million, Barclays $266.1 million, Nomura $210.2 million, Citi $138.4 million, Morgan Stanley $65.8 million and Bank of America $23.0 million.
(C)	The counterparties of these repurchase agreements are Credit Suisse $267.4 million, Barclays $97.9 million, and Royal Bank of Canada $47.7 million.
(D)	All of these repurchase agreements were renewed or refinanced subsequent to June 30, 2013.

All of the agreements described above are subject to customary margin call provisions. See Note 15 regarding the refinancing of repurchase agreements with Credit Suisse.

6. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at December 31, 2012:

	December 31, 2012
									Collateral
Debt Obligation/ Collateral	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Contractual Weighted Average Funding Cost	Weighted Average Funding Cost	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount	Amortized Cost Basis	Carrying Value	Weighted Average Maturity (Years)	Floating Rate Face Amount
Repurchase Agreements(A)
Non-Agency RMBS (B)(C)	Various	$150,922	$150,922	Jan 2013	LIBOR+ 2.00%	2.21%	0.1	$150,922	$344,177	$215,034	$228,493	6.9	$344,177

(A)	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
(B)	The counterparty of these repurchase agreements is Credit Suisse.
(C)	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP requires the categorization of the fair value of financial instruments into three broad levels which form a hierarchy.

Level 1—Quoted prices in active markets for identical instruments.

Level 2—Valuations based principally on other observable market parameters, including

•	Quoted prices in active markets for similar instruments,

•	Quoted prices in less active or inactive markets for identical or similar instruments,

•	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and

•	Market corroborated inputs (derived principally from or corroborated by observable market data).

Level 3—Valuations based significantly on unobservable inputs.

New Residential follows this hierarchy for its financial instruments. The classifications are based on the lowest level of input that is significant to the fair value measurement.

The carrying value and fair value of New Residential’s financial assets recorded at fair value on a recurring basis at June 30, 2013 were as follows:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Real estate securities, available-for-sale	$1,987,853	$1,759,239	$1,129,786	$629,453	$1,759,239
Investments in excess mortgage servicing rights, at fair value (A)	69,914,531	271,420	—	271,420	271,420
Investments in excess mortgage servicing rights, equity method investees, at fair value (A)	83,864,810	183,153	—	183,153	183,153

	$155,767,194	$2,213,812	$1,129,786	$1,084,026	$2,213,812

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Investments in Excess MSRs Valuation

Fair value estimates of New Residential’s Excess MSRs were based on internal pricing models. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. New Residential’s management validates significant inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. New Residential believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its Excess MSRs. The independent valuation firm determines an estimated fair value range of each pool based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For Excess MSRs acquired prior to the current quarter, the fairness opinion relates to the valuation at the current quarter end date. For Excess MSRs acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For Excess MSRs acquired during the current quarter, New Residential revalues the Excess MSRs at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, Excess MSRs acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the Excess MSRs are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the discount rates, prepayment or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the prepayment speed.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs owned directly and through equity method investees as of June 30, 2013:

Significant Inputs
Held Directly (Note 3)	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	15.3%	10.0%	35.0%	28 bps	12.5%
MSR Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 2	15.4%	10.9%	35.0%	23 bps	12.5%
MSR Pool 2—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 3	15.8%	11.9%	35.0%	23 bps	12.5%
MSR Pool 3—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 4	18.0%	15.9%	35.0%	17 bps	12.5%
MSR Pool 4—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 5	12.4%	N/A	(E)	13.0%	13 bps	12.5%
MSR Pool 5—Recapture Agreement	8.0%	N/A	(E)	15.0%	21 bps	12.5%
MSR Pool 11—Recapture Agreement	9.0%	2.0%	31.0%	19 bps	12.5%

Held through Equity Method Investees (Note 6)
MSR Pool 6	18.9%	8.9%	35.0%	25 bps	12.5%
MSR Pool 6—Recapture Agreement	10.0%	6.0%	35.0%	23 bps	12.5%
MSR Pool 7	13.6%	8.0%	35.0%	16 bps	12.5%
MSR Pool 7—Recapture Agreement	10.0%	5.0%	35.0%	19 bps	12.5%
MSR Pool 8	14.9%	7.0%	35.0%	19 bps	12.5%
MSR Pool 8—Recapture Agreement	10.0%	5.0%	35.0%	19 bps	12.5%
MSR Pool 11	19.7%	7.7%	38.6%	16 bps	12.5%
MSR Pool 11—Recapture Agreement	10.0%	2.5%	35.0%	19 bps	12.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. Prepayment speed and delinquency rate projections are in the form of “curves” or “vectors” that vary over the expected life of the pool. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in Excess MSRs.

When valuing Excess MSRs, New Residential uses the following criteria to determine the significant inputs:

•

Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector. For the Recapture Agreements and recaptured loans, New Residential also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans). This data is obtained from remittance reports, market data services and other market sources.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the recent pool-specific experience of loans that missed their latest mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools originated by Nationstar and delinquency experience over the past year. Management believes this time period provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools. Generally, New Residential looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

•	Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, New Residential considers the excess mortgage servicing amount on loans recently originated by Nationstar over the past year and other general market considerations. Management believes this time period provides a reasonable sample for projecting future excess mortgage servicing amounts while taking into account current market conditions.

•	Discount Rate: The discount rates used by New Residential are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

New Residential uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans. The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”) and expected borrower behavior for original loans and loans which have been refinanced. New Residential uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreements. These assumptions are based on historical recapture experience and market pricing.

Excess MSRs, owned directly, measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

	Level 3 (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	MSR Pool 11	Total
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$—	$245,036
Transfers (B)
Transfers from Level 3 (B)	—	—	—	—	—	—	—
Transfers to Level 3 (B)	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	7,185	8,107	6,719	2,844	18,836	—	43,691
Interest income	3,615	2,802	3,073	1,237	10,053	—	20,780
Purchases, sales and repayments
Purchases	—	—	—	—	—	2,391	2,391
Purchase adjustments	—	—	—	—	—	—	—
Proceeds from sales	—	—	—	—	—	—	—
Proceeds from repayments	(7,180)	(6,335)	(6,288)	(2,408)	(18,267)	—	(40,478)

Balance at June 30, 2013	$44,530	$43,896	$38,938	$16,709	$124,956	$2,391	$271,420

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Excess Mortgage Servicing Rights Equity Method Investees Valuation

Fair value estimates of New Residential’s investments were based on internal pricing models. New Residential estimated the fair value of the assets and liabilities of the underlying entities in which it holds an equity interest. The valuation technique is based on discounted cash flows. Significant inputs represent the inputs required to estimate the fair value of the Excess MSRs held by the entities and include expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans, and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as servicer, which likelihood is considered to be remote. Refer to the Investments in Excess MSRs Valuation section above for further details.

New Residential’s investments in equity method investees measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

Six Months Ended June 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	178,866
Distributions of earnings from equity method investees	(4,822)
Distributions of capital from equity method investees	(11,987)
Change in fair value of investments in equity method investees	21,096

Balance at June 30, 2013	$183,153

Real Estate Securities Valuation

As of June 30, 2013 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Total	Level
Non-Agency RMBS	$927,903	$605,835	$629,453	$629,453	3
Agency ARM RMBS	1,059,950	1,134,190	1,129,786	1,129,786	2

Total	$1,987,853	$1,740,025	$1,759,239	$1,759,239

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable”—meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For New Residential’s investments in real estate securities categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions related to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed.

Fair value estimates of New Residential’s Non-Agency RMBS were based on third party indications as of June 30, 2013 and classified as Level 3. Securities measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

Level 3 Non-Agency RMBS
Balance at December 31, 2012	$289,756
Transfer (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total Gains (Losses)
Included in net income as impairment	(729)
Gain on Settlement of Securities	58
Included in comprehensive income (B)	8,092
Amortization included in interest income	10,558
Purchases, sales and repayments
Purchases	366,926
Sales	(4,421)
Proceeds from repayments	(40,787)

Balance at June 30, 2013	$629,453

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Loans for Which Fair Value is Only Disclosed

As of June 30, 2013, loans which New Residential has the intent and ability to hold into the foreseeable future are classified as held-for-investment. Loans held-for-investment are carried at the aggregate unpaid principal balance adjusted for any unamortized premium or discount, deferred fees or expenses, an allowance for loan losses, charge-offs and write-downs for impaired loans.

The fair value of New Residential’s reverse mortgage loans held-for-investment were estimated based on a discounted cash flow analysis using internal pricing models. The significant inputs to these models include discount rates and the timing and amount of expected cash flows that management believes market participants would use in determining the fair values on similar pools of reverse mortgage loans. New Residential’s loans held-for-investment are categorized within Level 3 of the fair value hierarchy.

The following table summarizes the inputs used in valuing reverse mortgage loans as of June 30, 2013:

Reverse Mortgage Loans for Which Fair Value is Only Disclosed

					Significant Inputs
Loan Type	Outstanding Face Amount	Carrying Value	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	WAL (Years) (A)
Reverse Mortgage Loans	$56,730	$33,636	$33,845	$—	10.6%	4.1

(A)	The weighted average life is based on the expected timing of the receipt of cash flows.

Liabilities for Which Fair Value is Only Disclosed

Repurchase agreements are not measured at fair value in the statement of position; however, management believes that their carrying value approximates fair value. Repurchase agreements are considered to be level 2 in the valuation hierarchy with significant valuation variables including the amount and timing of expected cash flows, interest rates and collateral funding spreads.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP requires the categorization of the fair value of financial instruments into three broad levels which form a hierarchy.

Level 1-Quoted prices in active markets for identical instruments.

Level 2-Valuations based principally on other observable market parameters, including

•	Quoted prices in active markets for similar instruments,

•	Quoted prices in less active or inactive markets for identical or similar instruments,

•	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and

•	Market corroborated inputs (derived principally from or corroborated by observable market data).

Level 3-Valuations based significantly on unobservable inputs.

New Residential follows this hierarchy for its financial instruments. The classifications are based on the lowest level of input that is significant to the fair value measurement.

The carrying value and fair value of New Residential’s financial assets and liabilities at December 31, 2012 were as follows:

	Principal Balance or		Fair Value
	Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Investments in Excess MSRs (A)	$76,560,751	$245,036	$—	$245,036	$245,036
Real estate securities, available-for-sale	$433,510	$289,756	$—	$289,756	$289,756
Liabilities:
Repurchase agreements	$150,922	$150,922	$150,922	$—	$150,922

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Investments in Excess MSRs Valuation

Fair value estimates of New Residential’s Excess MSRs were based on internal pricing models as of December 31, 2012 and 2011, respectively. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. New Residential’s management validates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. New Residential believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its Excess MSRs. The independent valuation firm determines an estimated fair value range based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For Excess MSRs acquired prior to the current quarter, the fairness opinion relates to the valuation at the current quarter end date. For Excess MSRs acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For Excess MSRs acquired during the current quarter, New Residential revalues the Excess MSRs at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, Excess MSRs acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the Excess MSRs are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the discount rates, prepayments or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the prepayment speed.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs as of December 31, 2012 and 2011:

	Significant Input Ranges (December 31, 2011)
	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	20.0%	10.0%	35.0%	29 bps	20.0%
Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	20.0%

	Significant Input Ranges (December 31, 2012)
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
Pool 1—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
Pool 2—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
Pool 3—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
Pool 4—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
Pool 5—Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. Prepayment speed and default rate projections are in the form of “curves” or “vectors” that vary over the expected life of the pool. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in Excess MSRs.

When valuing Excess MSRs, New Residential uses the following criteria to determine the significant inputs:

•	Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector. For the Recapture Agreements and recaptured loans, New Residential also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans). This data is obtained from remittance reports, market data services and other market sources.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the pool-specific experience of loans that missed their latest mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools originated by Nationstar and delinquency experience over the past year. Management believes this time period provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools. Generally, New Residential looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

•	Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, New Residential considers the excess mortgage servicing amount on loans originated by Nationstar over the past year and other general market considerations. Management believes this time period provides a reasonable sample for projecting future excess mortgage servicing amounts while taking into account current market conditions.

•	Discount Rate: The discount rates New Residential uses are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

New Residential uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans. The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”) and expected borrower behavior for original loans and loans which have been refinanced. New Residential uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreement. These assumptions are based on historical recapture experience and market pricing.

Excess MSRs measured at fair value on a recurring basis using Level 3 inputs changed during the period December 8, 2011 (Commencement of operations) through December 31, 2011 and the year ended December 31, 2012 as follows:

	Level 3
	Pool 1 (A)	Pool 2 (A)	Pool 3 (A)	Pool 4 (A)	Pool 5 (A)	Total
Balance at December 8, 2011 (Commencement of operations)	$—	$—	$—	$—	$—	$—
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	367	—	—	—	—	367
Interest income	1,260	—	—	—	—	1,260
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)

Balance at December 31, 2011	$43,971	$—	$—	$—	$—	$43,971

Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)

Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Real Estate Securities Valuation

As of December 31, 2012 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Single Quote (B)	Total
ABS-Subprime	$433,510	$274,230	$265,556	$24,200	$289,756

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” — meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.
(B)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For New Residential’s investments in real estate securities categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions related to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is generally accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed.

Fair value estimates of New Residential’s securities were based on third party indications as of December 31, 2012 and classified as Level 3. Securities measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2012 as follows:

Level 3
ABS- Subprime
Balance at December 31, 2011	$—
Transfers (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total gains (losses)
Included in net income	—
Included in other comprehensive income (B)	15,526
Amortization included in interest income	5,339
Purchases, contributions in-kind, sales and repayments
Purchases	121,262
Contributions in-kind	164,142
Proceeds from sales	—
Proceeds from repayments	(16,513)

Balance at December 31, 2012	$289,756

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Liabilities for Which Fair Value is Only Disclosed

The following table summarizes the level of the fair value hierarchy, valuation techniques and variables used for estimating liabilities not measured at fair value in the statement of financial position but for which fair value is disclosed:

Type of Liabilities Not Measured At Fair Value for Which Fair Value Is Disclosed	Fair Value Hierarchy	Valuation Techniques and Significant Inputs
Repurchase agreements	Level 2	Valuation technique is based on market comparables. Significant variables include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads

EQUITY AND EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Equity And Earnings Per Share
EQUITY AND EARNINGS PER SHARE

10. EQUITY AND EARNINGS PER SHARE

Equity and Dividends

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential, a then wholly owned subsidiary of Newcastle. Following the spin-off, New Residential is an independent, publicly-traded REIT primarily focused on investing in residential mortgage related assets. The spin-off was completed on May 15, 2013 and New Residential began trading on the New York Stock Exchange under the symbol “NRZ”. The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle as of May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

On April 29, 2013, New Residential’s certificate of incorporation was amended so that its authorized capital stock now consists of 2,000,000,000 shares of common stock, par value $0.01 per share, and 100,000,000 shares of preferred stock, par value $0.01 per share. After completion of the spin-off, there are 253,025,645 outstanding shares of common stock which is based on the number of Newcastle’s shares of common stock outstanding on May 6, 2013 and a distribution ratio of one share of New Residential common stock for each share of Newcastle common stock.

On June 3, 2013, New Residential declared a quarterly dividend of $0.07 per common share for the quarter ended June 30, 2013, based on earnings for the period May 16, 2013 to June 30, 2013, which was paid in July 2013.

Options

Effective upon the spin-off, New Residential has a Nonqualified Stock Option and Incentive Award Plan (the “Plan”) which provides for the grant of equity-based awards, including restricted stock, stock options, stock appreciation rights, performance awards, tandem awards and other equity-based and non-equity based awards, in each case to the Manager, and to the directors, officers, employees, service providers, consultants and advisor of the Manager who perform services for New Residential, and to New Residential’s directors, officers, service providers, consultants and advisors. New Residential has initially reserved 30,000,000 shares of its common stock for issuance under the Plan; on the first day of each fiscal year beginning during the ten-year term of the Plan in and after calendar year 2014, that number will be increased by a number of shares of New Residential’s common stock equal to 10% of the number of shares of common stock newly issued by New Residential during the immediately preceding fiscal year (and, in the case of fiscal year 2013, after the effective date of the Plan). New Residential’s board of directors may also determine to issue options to the Manager that are not subject to the Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to NYSE rules.

Prior to the spin-off, Newcastle had issued options to the Manager in connection with capital raising activities. In connection with the spin-off, 21.5 million options that were held by FIG LLC, (the Manager), or by the directors, officers or employees of the Manager, were converted into an adjusted Newcastle option and a new New Residential option. The exercise price of each adjusted Newcastle option and New Residential option was set to collectively maintain the intrinsic value of the Newcastle option immediately prior to the spin-off and to maintain the ratio of the exercise price of the adjusted Newcastle option and the New Residential option, respectively, to the fair market value of the underlying shares as of the spin-off date, in each case based on the five day average closing price subsequent to the spin-off date.

New Residential’s outstanding options at June 30, 2013 consisted of the following:

	Number of Options	Strike Price	Maturity Date
	116,380	$10.91	07/16/13
	304,604	12.28	12/01/13
	328,350	14.17	01/09/14
	343,275	13.86	05/25/14
	162,500	16.95	11/22/14
	330,000	15.97	01/12/15
	2,000	16.68	08/01/15
	170,000	15.87	11/01/16
	242,000	16.90	01/23/17
	456,000	14.96	04/11/17
	1,676,833	3.29	03/29/21
	2,539,833	2.49	09/27/21
	2,000	2.74	12/20/21
	1,897,500	3.41	04/03/21
	2,300,000	3.67	05/21/22
	2,530,000	3.67	07/31/22
	5,750,000	5.12	01/11/23
	2,300,000	5.74	02/15/23
	8,000	6.79	06/02/23

Total/WA	21,459,275	$5.35

As of June 30, 2013, New Residential’s outstanding options were summarized as follows:

Held by the manager	17,699,458
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	3,631,437
Issued to the independent directors	12,000

Total	21,459,275

Income and Earnings Per Share

Net income earned prior to the spin-off is included in additional paid-in capital instead of retained earnings since the accumulation of retained earnings began as of the date of spin-off.

New Residential is required to present both basic and diluted earnings per share (“EPS”). Basic EPS is calculated by dividing net income by the weighted average number of shares of common stock outstanding. Diluted EPS is computed by dividing net income by the weighted average number of shares of common stock outstanding plus the additional dilutive effect, if any, of common stock equivalents during each period. New Residential’s common stock equivalents are its outstanding stock options. During the three and six months ended June 30, 2013, based on the treasury stock method, New Residential had 3,633,843 and 1,826,960 dilutive common stock equivalents, respectively. During the three and six months ended June 30, 2012, New Residential did not have any dilutive common stock equivalents outstanding.

For the purposes of computing EPS for periods prior to the spin-off on May 15, 2013, New Residential treated the common shares issued in connection with the spin-off as if they had been outstanding for all periods presented, similar to a stock split. For the purposes of computing diluted EPS for periods prior to the spin-off on May 15, 2013, New Residential treated the 21.5 million options issued on the spin-off date as a result of the conversion of Newcastle options as if they were granted on May 15, 2013 since no New Residential awards were outstanding prior to that date.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

Litigation—New Residential may, from time to time, be a defendant in legal actions from transactions conducted in the ordinary course of business. As of June 30, 2013, New Residential is not subject to any material litigation, individually or in the aggregate, nor, to management’s knowledge, is any material litigation currently threatened against New Residential.

Indemnifications—In the normal course of business, New Residential and its subsidiaries enter into contracts that contain a variety of representations and warranties and that provide general indemnifications.

New Residential’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against New Residential that have not yet occurred. However, based on Newcastle’s and its own experience, New Residential expects the risk of material loss to be remote.

Capital Commitments—As of June 30, 2013, New Residential had outstanding capital commitments related to investments in joint ventures in connection with the acquisition of Excess MSRs. See Notes 6 and 15, respectively, for a description of these commitments.

8. COMMITMENTS AND CONTINGENCIES

Litigation—New Residential may, from time to time, be a defendant in legal actions from transactions conducted in the ordinary course of business. As of December 31, 2012 and 2011, New Residential is not subject to any material litigation, individually or in the aggregate, nor, to management’s knowledge, is any material litigation currently threatened against New Residential.

Capital Commitment to a Joint Venture—As of December 31, 2012, New Residential had a capital commitment of $27.3 million related to a 50% investment in a joint venture in connection with the acquisition of Excess MSRs on a portfolio of Ginnie Mae residential mortgage loans, see Note 11.

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities
TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

12. TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

New Residential has entered into a management agreement with the Manager, an affiliate of Fortress. Pursuant to the Management Agreement, the Manager, under the supervision of New Residential’s board of directors, formulates investment strategies, arranges for the acquisition of assets and associated financing, monitors the performance of New Residential’s assets and provides certain advisory, administrative and managerial services in connection with the operations of New Residential.

Effective May 15, 2013, the Manager is entitled to receive a management fee in the amount equal to 1.5% per annum of New Residential’s gross equity calculated and payable monthly in arrears in cash. Gross equity is generally the equity transferred by Newcastle on the distribution date, plus total net proceeds from stock offerings, plus certain capital contributions to subsidiaries, less capital distributions and repurchases of common stock.

In addition, effective May 15, 2013, the Manager is entitled to receive annual incentive compensation in an amount equal to the product of (A) 25% of the dollar amount by which (1) (a) New Residential’s Funds from Operations before the incentive compensation per share of common stock, excluding Funds from Operations from investments in equity method investees that are invested in consumer loans as of the date hereof (the Consumer Loan Companies) and any unrealized gains or losses from mark to market valuation changes on Excess MSRs and on equity method investees invested in Excess MSRs, per REIT Share (as defined in the Management Agreement, based on the weighted average number of REIT Shares outstanding), plus (b) earnings (or losses) from the Consumer Loan Companies computed on a level-yield basis (such that the loans are treated as if they qualified as loans acquired with a discount for credit quality as set forth in ASC 310-30, as such codification was in effect on June 30, 2013) as if the Consumer Loan Companies had been acquired at their GAAP basis on May 15, 2013, earnings (or losses) from equity method investees invested in Excess MSRs as if such equity method investees had not made a fair value election, and gains (or losses) from debt restructuring and gains (or losses) from sales of property and other assets per share of common stock, exceed (2) an amount equal to (a) the weighted average of the book value per share of the equity transferred by Newcastle on the date of the spin-off and the prices per share of New Residential’s common stock in any offerings (adjusted for prior capital dividends or capital distributions) multiplied by (b) a simple interest rate of 10% per annum, multiplied by (B) the weighted average number of shares of common stock outstanding. “Funds from Operations” means net income (computed in accordance with GAAP), excluding gains (or losses) from debt restructuring and gains (or losses) from sales of property, plus depreciation on real estate assets, and after adjustments for unconsolidated partnerships and joint ventures. Funds from operations will be computed on an unconsolidated basis. The computation of funds from operations may be adjusted at the direction of New Residential’s independent directors based on changes in, or certain applications of, GAAP. Funds from operations is determined from the date of the spin-off and without regard to Newcastle’s prior performance.

In addition to the management fee and incentive compensation, New Residential is responsible for reimbursing the Manager for certain expenses paid by the Manager on behalf of New Residential.

Due to affiliate is comprised of the following amounts:

	June 30, 2013	December 31, 2012
Management fees	$1,499	$3,392
Incentive compensation	878	—
Purchase price payable	1,254	1,744

	$3,631	$5,136

On June 27, 2013, New Residential purchased Agency ARM RMBS with an aggregate face amount of approximately $22.7 million from Newcastle for approximately $1.2 million, net of related financing. New Residential purchased the securities on the same terms as they were purchased by Newcastle.

See Notes 1, 3 and 6 for a discussion of transactions with Nationstar. As of June 30, 2013, New Residential held on its balance sheet a total face amount of $719.5 million of Non-Agency RMBS serviced by Nationstar. The total UPB of the loans underlying these Nationstar serviced Non-Agency RMBS was approximately $8.1 billion as of June 30, 2013.

See Note 7 for a discussion of a transaction with Springleaf.

9. TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

New Residential intends to enter into a Management Agreement with the Manager, an affiliate of Fortress. Pursuant to the Management Agreement, the Manager, under the supervision of New Residential’s board of directors, will formulate investment strategies, will arrange for the acquisition of assets and the associated financing, will monitor the performance of New Residential’s assets and will provide certain advisory, administrative and managerial services in connection with the operations of New Residential. For performing these services, the Manager is expected to receive from New Residential a management fee and incentive compensation, as defined in the Management Agreement. In addition to the management fee and incentive compensation, New Residential is also expected to be responsible for reimbursing the Manager for certain expenses paid by the Manager on behalf of New Residential.

Prior to entering into a Management Agreement with FIG LLC, management fees are allocated by and due to Newcastle based on the equity used in funding the acquisition of Excess MSRs and real estate securities. The management fees are equal to 1.5% of the gross equity, as defined in the Management Agreement between Newcastle and FIG LLC.

Due to Newcastle is comprised of the following amounts due to Newcastle as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Management fees payable to Newcastle	$3,392	$39
Reimbursable expenses payable to Newcastle	1,744	119

	$5,136	$158

See Notes 1, 4 and 11 for a discussion of transactions with Nationstar. As of December 31, 2012, New Residential held on its balance sheet a total face amount of $433.5 million of Non-Agency RMBS serviced by Nationstar. The total UPB of the loans underlying these Nationstar serviced Non-Agency RMBS was approximately $5.7 billion as of December 31, 2012.

RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME	6 Months Ended
Jun. 30, 2013
Reclassification From Accumulated Other Comprehensive Income Into Net Income
RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME

13. RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME

The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Statement of Income Location	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Reclassification of net realized (gain) loss on securities into earnings	Gain on settlement of securities	$(58)	$(58)
Reclassification of net realized (gain) loss on securities into earnings	Other-than-temporary impairment on securities	3,756	3,756

Total reclassifications		$3,698	$3,698

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
INCOME TAXES

14. INCOME TAXES

New Residential intends to qualify as a REIT for the tax year ending December 31, 2013. A REIT is generally not subject to U.S. federal corporate income tax on that portion of its income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. New Residential was a wholly owned subsidiary of Newcastle until May 15, 2013 and, as a qualified REIT subsidiary, was a disregarded entity until such date. As a result, no provision or liability for U.S. federal or state income taxes has been included in the accompanying consolidated financial statements for the periods ended June 30, 2013 or 2012.

10. INCOME TAXES

New Residential intends to qualify as a REIT for the tax year ending December 31, 2013. A REIT will generally not be subject to U.S. federal corporate income tax on that portion of its income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. On December 20, 2012, New Residential Investment LLC was converted to New Residential Investment Corp. New Residential remains a wholly owned subsidiary of Newcastle and, as a qualified REIT subsidiary, continues to be a disregarded entity for the year ended December 31, 2012. As a result, no provision or liability for U.S. federal or state income taxes has been included in the accompanying consolidated financial statements for the periods ended December 31, 2012 or 2011.

RECENT ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Recent Activities
RECENT ACTIVITIES

15. RECENT ACTIVITIES

These financial statements include a discussion of material events that have occurred subsequent to June 30, 2013 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

On July 1, 2013, New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of the previously announced transaction between Nationstar and Bank of America (See Note 6). This closing relates to loans held in private label securitizations (“PLS”) with a UPB of $43 billion, which represents approximately 45% of the total PLS UPB associated with the transaction (Pool 10). New Residential invested approximately $53 million to acquire one-third of the Excess MSRs on this portfolio.

On July 15, 2013 New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of the previously announced transaction between Nationstar and Bank of America (See Note 6). This closing relates to loans held in PLS with a UPB of $4.0 billion, which represents approximately 4.2% of the total PLS UPB associated with the transaction (Pool 10). New Residential invested approximately $12 million to acquire one-third of the Excess MSRs on this portfolio.

On July 18, 2013 New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of the previously announced transaction between Nationstar and Bank of America (See Note 6). This closing relates to loans that are owned, insured or guaranteed by GNMA with a UPB of about $34.7 billion, which represents all of the GNMA UPB associated with the transaction (Pool 9). New Residential invested approximately $65 million to acquire one-third of the Excess MSRs on this portfolio.

On August 1, 2013, a subsidiary of New Residential entered into a $350 million master repurchase agreement collateralized by its Non-Agency RMBS. New Residential has guaranteed all of the obligations of its subsidiary under the master repurchase agreement. This agreement is subject to customary loan covenants and events of default provisions including an event of default if New Residential’s market capitalization declines 50%, as well as a covenant requiring New Residential to maintain two to one indebtness to tangible net worth. The repurchase agreement has a one year term, expiring in August 2014, and is not subject to margin call provisions. The financing bears interest at LIBOR plus an applicable margin as stated below:

Monthly Payment Date	Applicable Margin
August 2013 through October 2013	2.25%
November 2013 through January 2014	2.50%
February 2014 through April 2014	3.00%
May 2014 through August 2014	3.50%

11. RECENT ACTIVITIES

These financial statements include a discussion of material events that have occurred subsequent to December 31, 2012 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

Subsequent to December 31, 2012, New Residential acquired approximately $391.7 million face amount of Non-Agency RMBS for approximately $242.8 million. These Non-Agency RMBS are serviced by Nationstar.

On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Ginnie Mae residential mortgage loans with a UPB of approximately $13 billion as of November 30, 2012.

Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential invested approximately $27.3 million for a 50% interest in a joint venture which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture will be owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs will be owned by Nationstar. As the servicer, Nationstar will perform all servicing and advancing functions, and it will retain the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

On January 6, 2013 New Residential, through a joint venture, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans with a UPB of approximately $215 billion as of November 30, 2012. Approximately 53% of the loans in this portfolio are in private label securitizations, and the remainder are owned, insured or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association (“Ginnie Mae”). Nationstar has agreed to acquire the related servicing rights from Bank of America. New Residential committed to invest approximately $340 million (based on the November 30, 2012 UPB) for a 50% interest in a joint venture which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture will be owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs will be owned by Nationstar. As the servicer, Nationstar will perform all servicing and advancing functions, and it will retain the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations. On January 31, 2013, New Residential completed the first closing of this co-investment. The first closing related to Excess MSRs on loans with an aggregate UPB of approximately $58 billion as of December 31, 2012, that are owned, insured, or guaranteed by Fannie Mae or Freddie Mac. There can be no assurance that New Residential will complete this investment as anticipated or at all.

On January 28, 2013, New Residential extended all of its existing repurchase agreements to April 29, 2013. The repurchase agreements had an outstanding principal balance of approximately $158.0 million on April 3, 2013.

On February 27, 2013, New Residential, through a subsidiary, entered into an agreement to co-invest in residential mortgage loans with a UPB of approximately $83 million as of December 31, 2012. New Residential has invested approximately $35 million to acquire a 70% interest in the mortgage loans. Nationstar has co-invested pari passu with New Residential in 30% of the mortgage loans and will be the servicer of the loans performing all servicing and advancing functions and retaining the ancillary income, servicing obligations and liabilities as the servicer.

On March 5, 2013, New Residential agreed to co-invest in a portfolio of consumer loans with a UPB of approximately $4.2 billion as of December 31, 2012. The portfolio includes over 400,000 personal unsecured loans and personal homeowner loans originated through subsidiaries of HSBC Finance Corporation. On April 1, 2013, New Residential completed this co-investment through newly formed limited liability companies (collectively, “the consumer loan companies”). The consumer loan companies acquired the portfolio from HSBC Finance Corporation and its affiliates. New Residential invested approximately $250 million for 30% membership interests in each of the consumer loan companies. Of the remaining 70% of the membership interests, Springleaf Finance, Inc. (“Springleaf”), which is majority-owned by Fortress funds managed by our Manager, acquired 47%, and an affiliate of Blackstone Tactical Opportunities Advisors L.L.C. acquired 23%. Springleaf will act as the managing member of the consumer loan companies. The consumer loan companies financed $2.2 billion of the approximately $3.0 billion purchase price with asset-backed notes. The consumer loan companies were formed on March 19, 2013, for the purpose of making this investment and commenced operations upon the completion of the investment. After a servicing transition period, Springleaf will be the servicer of the loans and will provide all servicing and advancing functions for the portfolio.

From March 25, 2013 to April 2, 2013, Newcastle contributed to New Residential approximately $1.0 billion face amount of Agency RMBS. New Residential financed these Agency RMBS with approximately $1.0 billion of repurchase agreements. The counterparties of these repurchase agreements are Goldman Sachs & Co., Barclays Capital Inc., Citigroup Global Markets, Inc., Nomura Securities International, Inc. and Morgan Stanley & Co. LLC.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
General - Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation—The accompanying consolidated financial statements and related notes have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These financial statements include the accounts of New Residential and its consolidated subsidiaries, which are comprised of entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity. All intercompany balances and transactions have been eliminated upon consolidation. New Residential currently operates in three business segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and (iii) corporate.

Variable interest entities (VIEs) are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. A VIE is required to be consolidated by its primary beneficiary, and only by its primary beneficiary, which is defined as the party who has the power to direct the activities of a VIE that most significantly impact its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

New Residential’s investments in Non-Agency RMBS are variable interests. New Residential monitors these investments and analyzes the potential need to consolidate the related securitization entities pursuant to the VIE consolidation requirements.

New Residential has not consolidated the securitization entities that issued its Non-Agency RMBS. This determination is based, in part, on New Residential’s assessment that it does not have the power to direct the activities that most significantly impact the economic performance of these entities, such as through ownership of a majority of the currently controlling class. In addition, New Residential is not obligated to provide, and has not provided, any financial support to these entities.

The consolidated financial statements have been prepared on a spin off basis from the consolidated financial statements and accounting records of Newcastle and reflect New Residential’s historical results of operations, financial position and cash flows, in accordance with U.S. GAAP. The consolidated financial statements may not be indicative of New Residential’s future performance and do not necessarily reflect what its consolidated results of operations, financial position and cash flows would have been had New Residential operated as an independent company during the periods presented.

The incremental cost of certain legal, accounting and other expenses related to New Residential’s operations are reflected in the accompanying consolidated financial statements. Certain expenses of Newcastle, currently comprised primarily of a portion of its management fee, have been allocated to New Residential to the extent they are directly associated with New Residential. The portion of the management fee allocated to New Residential represents the product of the management fee rate payable by Newcastle (1.5%) and New Residential’s gross equity, which management believes is a reasonable method for quantifying the expense of the services provided by the employees of the Manager to New Residential. New Residential and Newcastle do not intend to share any expenses following the separation.

General - Risks and Uncertainties

Risks and Uncertainties—In the normal course of business, New Residential encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on New Residential’s investments that results from a borrower’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments due to changes in prepayment speeds, interest rates, spreads or other market factors. Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, refinancings, collateral values, payment histories, and other borrower information. Furthermore, as of December 31, 2012 and 2011, a significant portion of New Residential’s assets are its investments in Excess MSRs, which are dependent on Nationstar to perform its obligations as the servicer. If Nationstar is terminated as the servicer, New Residential’s right to receive its portion of the excess mortgage servicing amount is also terminated.

Additionally, New Residential is subject to significant tax risks. If New Residential were to fail to qualify as a REIT in any taxable year, it would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, New Residential would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

General - Use of Estimates

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition - Investments in Excess Mortgage Servicing Rights

Investments in Excess Mortgage Servicing Rights—Excess MSRs are aggregated into pools as applicable; each pool of Excess MSRs is accounted for in the aggregate. Interest income for Excess MSRs is accreted into interest income on an effective yield or “interest” method, based upon the expected excess mortgage servicing amount through the expected life of the underlying mortgages. Changes to expected cash flows result in a cumulative retrospective adjustment, which will be recorded in the period in which the change in expected cash flows occurs. Under the retrospective method, the interest income recognized for a reporting period would be measured as the difference between the amortized cost basis at the end of the period and the amortized cost basis at the beginning of the period, plus any cash received during the period. The amortized cost basis is calculated as the present value of estimated future cash flows using an effective yield, which is the yield that equates all past actual and current estimated future cash flows to the initial investment. In addition, New Residential’s policy is to recognize interest income only on its Excess MSRs in existing eligible underlying mortgages. The difference between the fair value of Excess MSRs and their amortized cost basis is recorded as “Change in fair value of investments in excess mortgage servicing rights.” Fair value is generally determined by discounting the expected future cash flows using discount rates that incorporate the market risks and liquidity premium specific to the Excess MSRs, and therefore may differ from their effective yields.

Revenue Recognition - Real Estate Securities and Impairment of Securities

Real Estate Securities—New Residential invests in real estate related asset backed securities. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security. Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities using the interest method. Upon settlement of securities, the excess (or deficiency) of net proceeds over the net carrying value of such security is recognized as a gain (or loss) in the period of settlement.

Impairment of Securities—New Residential continually evaluates securities for impairment. Securities are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that New Residential will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or for securities purchased at a discount for credit quality when New Residential determines that it is probable that it will be unable to collect as anticipated. The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer, (ii) review of the credit rating of the security, (iii) review of the key terms of the security, (iv) review of the performance of the underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the underlying loans, (vi) analysis of the effect of local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults, loss severities and prepayments for similar securities. Furthermore, New Residential must record a write down if we have the intent to sell a given security in an unrealized loss position, or if it is more likely than not that we will be required to sell such a security. Upon determination of impairment, New Residential records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. It is New Residential’s policy to establish an allowance for uncollectible interest on performing securities that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those securities are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from New Residential’s estimates. New Residential may resume accrual of income on a security if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis.

Revenue Recognition - Other Income (Loss)

Other Income (Loss)—On May 14, 2012, New Residential entered into definitive agreements to co-invest in Excess MSRs related to mortgage servicing rights that Nationstar proposed to acquire from Residential Capital, LLC and related entities (“ResCap”) in an auction conducted as part of ResCap’s bankruptcy proceedings. The auction commenced on October 23, 2012, and Nationstar did not submit the highest bid on October 24, 2012. Therefore, New Residential did not complete this co-investment and was entitled to its portion of the breakup fee of approximately $8.4 million, which was recorded as other income for the year ended December 31, 2012.

Revenue Recognition - Reclassification from Accumulated Other Comprehensive Income Into Net Income

Reclassification From Accumulated Other Comprehensive Income Into Net Income—No amounts were reclassified out of accumulated other comprehensive income into net income for the year ended December 31, 2012.

Expense Recognition - Interest Expense	Interest Expense—New Residential finances certain investments using floating rate repurchase agreements. Interest is expensed as incurred.
Expense Recognition - General and Administrative Expenses	General and Administrative Expenses—General and administrative expenses, including legal fees, audit fees and other costs and are expensed as incurred.
Expense Recognition - Management Fees Allocated by Newcastle

Management Fees Allocated by Newcastle—These represent the management fees allocated by and due to Newcastle based on the equity used in funding the acquisition of Excess MSRs and real estate securities. The management fees are equal to 1.5% of the gross equity, as defined in the Management Agreement between Newcastle and FIG LLC. For further information on the Management Agreement, see Note 9.

Balance Sheet Measurement - Cash and Cash Equivalents

Cash and Cash Equivalents—New Residential has no cash account as of December 31, 2011 or 2012. Cash transactions affecting account balances are collected or paid through a cash account held by Newcastle.

Balance Sheet Measurement - Due from/to Newcastle

Due from/to Newcastle—For purposes of classifying amounts, New Residential considers the Manager and principals of Fortress to be affiliates. Amounts due from and to Newcastle are recorded at their contractual or allocated amount, subject to an allowance for uncollectible amounts if collection is not deemed probable.

Balance Sheet Measurement - Investments in Excess Mortgage Servicing Rights

Investments in Excess Mortgage Servicing Rights—Upon acquisition, New Residential has elected to record each of such investments at fair value. New Residential elected to record its Excess MSRs at fair value in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs. Under this election, New Residential records a valuation adjustment on its Excess MSRs on a quarterly basis to recognize the changes in fair value in net income as described in Revenue Recognition—Investments in Excess Mortgage Servicing Rights above. As of December 31, 2012 and 2011, all Excess MSRs are classified as held-for-investment as New Residential has the intent and ability to hold the investments for the foreseeable future.

Balance Sheet Measurement - Investments in Real Estate Securities

Investments in Real Estate Securities—New Residential has classified its investments in securities as available-for-sale. Available-for-sale securities are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Balance Sheet Measurement - Capital Contributions and Distributions and Contributions in-kind

Capital Contributions and Distributions—Capital contributions represent the settlements of acquisition price in the acquisition of Excess MSRs and real estate securities and deposits related to Excess MSRs paid by Newcastle on behalf of New Residential. Capital distributions represent the cash receipts from investments, repayments of repurchase agreements and borrowings under repurchase agreements less cash payments for expenses, which would be equivalent to net increases in cash and cash equivalents in the respective periods had New Residential maintained a separate bank account.

Contributions in-kind—Contributions in-kind represent the contribution of real estate securities by Newcastle to New Residential.

Recent Accounting Pronouncements

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued new guidance regarding the measurement and disclosure of fair value, which became effective for New Residential on January 1, 2012. The adoption of this guidance did not have a material impact on New Residential’s financial position, liquidity or results of operations.

In June 2011, the FASB issued a new accounting standard that eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. New Residential has early adopted this standard in the period ended December 31, 2011 and has presented the Statement of Comprehensive Income separately from the Statement of Changes in Newcastle’s Equity.

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in the financial statements. However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statements. New Residential has early adopted this accounting standard and opted to present this information in a note to the financial statements.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, the definition of an investment company, financial statement presentation, revenue recognition, financial instruments, hedging and contingencies. Some of the proposed changes are significant and could have a material impact on New Residential’s reporting. New Residential has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.

SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Tables
Schedule of segment reporting

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2013
Interest income	$10,745	$12,216	$—	$38	$22,999
Interest expense	—	2,651	—	—	2,651

Net interest income	10,745	9,565	—	38	20,348
Impairment	—	3,756	—	—	3,756
Other income	61,960	58	36,164	—	98,182
Operating expenses	34	152	—	5,366	5,552

Net income (loss)	$72,671	$5,715	$36,164	$(5,328)	$109,222

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2013
Interest income	$20,780	$18,372	$—	$38	$39,190
Interest expense	—	3,550	—	—	3,550

Net interest income	20,780	14,822	—	38	35,640
Impairment	—	3,756	—	—	3,756
Other income	64,787	58	36,164	—	101,009
Operating expenses	96	152	1,951	8,397	10,596

Net income (loss)	$85,471	$10,972	$34,213	$(8,359)	$122,297

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
June 30, 2013
Investments	$454,573	$1,792,875	$280,816	$—	$2,528,264
Cash and cash equivalents	—	—	—	209,699	209,699
Other assets	—	4,379	—	100	4,479

Total assets	454,573	1,797,254	280,816	209,799	2,742,442

Debt	—	(1,474,338)	—	—	(1,474,338)
Other liabilities	(67)	(1,734)	—	(20,578)	(22,379)

Total liabilities	(67)	(1,476,072)	—	(20,578)	(1,496,717)

GAAP book value	$454,506	$321,182	$280,816	$189,221	$1,245,725

Investments in equity method investees	$183,153	$—	$280,816	$—	$463,969

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2012
Interest income	$4,479	$—	$—	$—	$4,479
Interest expense	—	—	—	—	—

Net interest income	4,479	—	—	—	4,479
Other income	3,523	—	—	—	3,523
Operating expenses	761	—	—	767	1,528

Net income (loss)	$7,241	$—	$—	$(767)	$6,474

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2012
Interest income	$6,516	$—	$—	$—	$6,516
Interest expense	—	—	—	—	—

Net interest income	6,516	—	—	—	6,516
Other income	4,739	—	—	—	4,739
Operating expenses	1,147	—	—	946	2,093

Net income (loss)	$10,108	$—	$—	$(946)	$9,162

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights At Fair Value Tables
Schedule of direct investment in Excess Mortgage Servicing Rights (MSRs)

The following is a summary of New Residential’s direct investments in Excess MSRs:

	June 30, 2013					Six Months Ended June 30, 2013
	Unpaid Principal Balance (“UPB”) of Underlying Mortgages	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$7,593,438	$28,120	$39,147	12.5%	4.9	$5,290
MSR Pool 1—Recapture Agreement	—	2,980	5,383	12.5%	11.0	1,897
MSR Pool 2	8,570,405	31,629	37,339	12.5%	5.1	4,666
MSR Pool 2—Recapture Agreement	—	2,934	6,557	12.5%	12.1	3,441
MSR Pool 3	8,380,524	25,351	33,183	12.5%	4.8	4,976
MSR Pool 3—Recapture Agreement	—	4,088	5,755	12.5%	11.5	1,742
MSR Pool 4	5,381,133	10,205	13,176	12.5%	4.6	1,952
MSR Pool 4—Recapture Agreement	—	2,657	3,533	12.5%	11.1	891
MSR Pool 5	39,989,031	99,530	121,102	12.5%	5.5	19,594
MSR Pool 5—Recapture Agreement	—	8,454	3,854	12.5%	12.8	(758)
MSR Pool 11—Recapture Agreement	—	2,391	2,391	12.5%	—	—

	$69,914,531	$218,339	$271,420	12.5%	5.8	$43,691

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

The following is a summary of New Residential’s Excess MSRs at December 31, 2012 and 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1-Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

Description	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
Pool 1-Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
Pool 2-Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
Pool 3-Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
Pool 4-Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
Pool 5-Recapture Agreement	—	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

Summary of the geographic distribution of the underlying residential mortgage loans of the direct investment in Excess MSRs

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the direct investments in Excess MSRs at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	31.5%
Florida	10.1%
New York	4.5%
Washington	4.3%
Arizona	3.8%
Texas	3.6%
Maryland	3.5%
Colorado	3.5%
New Jersey	3.2%
Virginia	3.1%
Other U.S.	28.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at December 31, 2012 and 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
December 31, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.

INVESTMENTS IN REAL ESTATE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities Tables
Schedule of Real Estate Securities - available for sale

The following is a summary of New Residential’s real estate securities at June 30, 2013, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
Agency ARM RMBS (E)(F)	$1,059,950	$1,134,190	$1,430	$(5,834)	$1,129,786	66	AAA	3.30%	1.47%	3.2	N/A
Non-Agency RMBS	927,903	605,835	33,286	(9,668)	629,453	98	CC	0.77%	4.87%	3.8	6.7%

Total/Weighted Average (G)	$1,987,853	$1,740,025	$34,716	$(15,502)	$1,759,239	164	BBB	2.12%	2.65%	3.4

(A)	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $13.8 million.
(G)	The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

Schedule of Real Estate Securities in an Unrealized Loss Position

The following table summarizes New Residential’s securities in an unrealized loss position as of June 30, 2013.

Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis			Gross Unrealized		Carrying Value	Number of Securities	Weighted Average
		Before Impairment	Other-Than- Temporary Impairment (A)	After Impairment	Gains	Losses			Rating	Coupon	Yield	Life (Years)
Less than Twelve Months	$1,183,118	$1,104,946	$(3,429)	$1,101,517	$—	$(15,485)	$1,086,032	79	BBB	2.51%	1.83%	3.5
Twelve or More Months	6,798	7,447	(40)	7,407	—	(17)	7,390	1	AAA	2.76%	0.93%	4.2

Total/WA	$1,189,916	$1,112,393	$(3,469)	$1,108,924	$—	$(15,502)	$1,093,422	80	BBB	2.51%	1.82%	3.5

(A)	Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential’s intent to sell the securities and are not the result of credit impairment.

The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

Schedule of geographic distribution of collateral securing non-agency RMBS

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS at June 30, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$346,056	37.3%
Northeastern U.S.	219,197	23.6%
Southeastern U.S.	190,998	20.6%
Midwestern U.S.	98,933	10.7%
Southwestern U.S.	72,719	7.8%

	$927,903	100.0%

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

Schedule of Real Estate Securities with a deteriorated credit quality rating

The following is the outstanding face amount and carrying value for securities, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments, at December 31, 2012 and June 30, 2013:

	Outstanding Face Amount	Carrying Value
December 31, 2012	$342,013	$212,129
June 30, 2013	$771,682	$495,872

Schedule of accretable yield of real estate securities

The following is a summary of the changes in accretable yield for these securities:

For the Six Months Ended June 30, 2013
Balance at December 31, 2012	$90,077
Additions	76,263
Accretion	(9,706)
Reclassifications from nonaccretable difference	23,679
Disposals	153

Balance at June 30, 2013	$180,466

The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012

INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Tables)	6 Months Ended
Jun. 30, 2013
Investment In Residential Mortgage Loans Tables
Schedule of Residential Mortgage Loans

The following is a summary of residential mortgage loans at June 30, 2013, all of which are classified as held for investment:

Loan Type	Outstanding Face Amount	Carrying Value	Loan Count	Wtd. Avg. Yield	Wtd. Avg. Coupon (A)	Wtd. Avg. Life (Years) (B)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount
Reverse Mortgage Loans	$56,730	$33,636	328	10.6%	5.1%	4.1	20.7%	N/A

(A)	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
(B)	The weighted average life is based on the expected timing of the receipt of cash flows.

Schedule of Activity in Carrying Value of Residential Mortgage Loans

Activities related to the carrying value of residential mortgage loans are as follows:

For the six months ended June 30, 2013
Balance at December 31, 2012	$—
Purchases/additional fundings	35,138
Proceeds from repayments	(2,686)
Accretion of loan discount and other amortization	1,184

Balance at June 30, 2013	$33,636

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Tables)	6 Months Ended
Jun. 30, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees Tables
Schedule of investments in excess mortgage servicing rights equity method investees

The following tables summarize the investments in equity method investees held by New Residential at June 30, 2013:

June 30, 2013
Excess MSR Assets	$351,863
Other Assets (A)	22,394
Debt	—
Other Liabilities	(7,951)

Equity	$366,306

New Residential’s Investment	$183,153

New Residential’s Ownership	50.0%

(A)	Includes $20.8 million of deposits related to investments which have not closed at June 30, 2013.

Six Months Ended June 30, 2013
Interest Income	$13,756
Other Income	31,374
Expenses	(2,938)

Net Income	$42,192

Schedule of Excess Mortgage Servicing Rights (MSRs) investments made through equity method investees

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$11,149,355	66.7%	50.0%	$40,027	$44,139	12.5%	4.8
MSR Pool 6—Recapture Agreement	—	66.7%	50.0%	10,683	13,284	12.5%	10.7
MSR Pool 7	34,480,698	66.7%	50.0%	104,057	112,946	12.5%	5.1
MSR Pool 7—Recapture Agreement	—	66.7%	50.0%	22,962	25,965	12.5%	12.0
MSR Pool 8	15,417,544	66.7%	50.0%	56,180	57,960	12.5%	5.0
MSR Pool 8—Recapture Agreement	—	66.7%	50.0%	12,928	14,103	12.5%	11.7
MSR Pool 11	22,817,213	66.7%	50.0%	51,033	55,797	12.5%	5.3
MSR Pool 11—Recapture Agreement	—	66.7%	50.0%	23,459	27,669	12.5%	9.9

	$83,864,810			$321,329	$351,863	12.5%	6.4

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

Summary of the geographic distribution of the underlying residential mortgage loans of Excess MSRs made through equity method investees

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	13.6%
Florida	8.3%
Georgia	5.8%
Texas	5.6%
New York	5.5%
Illinois	4.5%
Massachusetts	3.5%
New Jersey	3.3%
Washington	3.0%
Virginia	3.0%
Other U.S.	43.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.

INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES (Tables)	6 Months Ended
Jun. 30, 2013
Investments In Consumer Loan Equity Method Investees Tables
Schedule of investments in consumer loan equity method investees

The following tables summarize the investment the Consumer Loan Companies held by New Residential at June 30, 2013:

June 30, 2013
Consumer Loan Assets	$2,835,996
Other Assets	119,163
Debt (A)	(2,018,486)
Other Liabilities	(620)

Equity	$936,053

New Residential’s investment	$280,816

New Residential’s ownership	30.0%

(A)	Represents asset-back notes with an interest rate of 3.75% and a maturity of April 2021. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the these notes. When the balance of the outstanding notes is reduced to 50% of the outstanding UPB of the performing consumer loans, the equity holders of the Consumer Loan Companies will be entitled to receive, in the aggregate, 30% of the net cash flow of the Consumer Loan Companies on a periodic basis.

Six Months Ended June 30, 2013
Interest income	$168,130
Interest expense	(24,590)
Provision for finance receivable losses	(554)
Other expenses	(22,441)

Net income	$120,545

New Residential’s equity in net income	$36,164

Schedule of consumer loan investments made through equity method investees

The following is a summary of New Residential’s consumer loan investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Interest in Consumer Loan Companies	Carrying Value (A)	Weighted Average Coupon (B)	Weighted Average Asset Yield	Weighted Average Expected Life (Years) (C)
Consumer Loans	$3,675,979	30.0%	$2,835,996	18.6%	14.0%	4.5

(A)	Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
(B)	Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.

Schedule of change in investments in consumer loan equity method investees

New Residential’s investments in consumer loans, equity method investees changed during the six months ended June 30, 2013 as follows:

For the six months ended June 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	245,421
Distributions of earnings from equity method investees	(769)
Earnings from investments in consumer loan equity method investees	36,164

Balance at June 30, 2013	$280,816

DEBT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Obligations Tables
Schedule of Debt Obligations

The following table presents certain information regarding New Residential’s debt obligations at June 30, 2013:

							Collateral
Repurchase Agreements (A)	Month Issued	Outstanding Face	Carrying Value	Final Stated Maturity (D)	Weighted Average Funding Cost	WAL	Outstanding Face	Amortized Cost Basis	Carrying Value	WAL (Years)
Agency ARM RMBS (B)	Various	$1,061,250	$1,061,250	Jul-13	0.39%	0.1	$1,059,950	$1,134,190	$1,129,786	3.2
Non Agency RMBS (C)	Various	413,088	413,088	Jul-13	2.03%	0.1	907,247	590,131	613,078	3.8

		$1,474,338	$1,474,338		0.85%	0.1	$1,967,197	$1,724,321	$1,742,864	3.5

(A)	These repurchase agreements had approximately $0.5 million of associated accrued interest payable at June 30, 2013.
(B)	The counterparties of these repurchase agreements are Goldman Sachs $357.8 million, Barclays $266.1 million, Nomura $210.2 million, Citi $138.4 million, Morgan Stanley $65.8 million and Bank of America $23.0 million.
(C)	The counterparties of these repurchase agreements are Credit Suisse $267.4 million, Barclays $97.9 million, and Royal Bank of Canada $47.7 million.
(D)	All of these repurchase agreements were renewed or refinanced subsequent to June 30, 2013.

The following table presents certain information regarding New Residential’s debt obligations at December 31, 2012:

	December 31, 2012
									Collateral
Debt Obligation/ Collateral	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Contractual Weighted Average Funding Cost	Weighted Average Funding Cost	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount	Amortized Cost Basis	Carrying Value	Weighted Average Maturity (Years)	Floating Rate Face Amount
Repurchase Agreements(A)
Non-Agency RMBS (B)(C)	Various	$150,922	$150,922	Jan 2013	LIBOR+ 2.00%	2.21%	0.1	$150,922	$344,177	$215,034	$228,493	6.9	$344,177

(A)	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
(B)	The counterparty of these repurchase agreements is Credit Suisse.
(C)	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments Tables
Schedule of Fair Value of Assets Measured on a Recurring Basis

The carrying value and fair value of New Residential’s financial assets recorded at fair value on a recurring basis at June 30, 2013 were as follows:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Real estate securities, available-for-sale	$1,987,853	$1,759,239	$1,129,786	$629,453	$1,759,239
Investments in excess mortgage servicing rights, at fair value (A)	69,914,531	271,420	—	271,420	271,420
Investments in excess mortgage servicing rights, equity method investees, at fair value (A)	83,864,810	183,153	—	183,153	183,153

	$155,767,194	$2,213,812	$1,129,786	$1,084,026	$2,213,812

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis

The carrying value and fair value of New Residential’s financial assets and liabilities at December 31, 2012 were as follows:

	Principal Balance or		Fair Value
	Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Investments in Excess MSRs (A)	$76,560,751	$245,036	$—	$245,036	$245,036
Real estate securities, available-for-sale	$433,510	$289,756	$—	$289,756	$289,756
Liabilities:
Repurchase agreements	$150,922	$150,922	$150,922	$—	$150,922

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Schedule of Inputs used in Valuing the Excess MSRs owned directly and through equity method investees

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs owned directly and through equity method investees as of June 30, 2013:

Significant Inputs
Held Directly (Note 3)	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	15.3%	10.0%	35.0%	28 bps	12.5%
MSR Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 2	15.4%	10.9%	35.0%	23 bps	12.5%
MSR Pool 2—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 3	15.8%	11.9%	35.0%	23 bps	12.5%
MSR Pool 3—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 4	18.0%	15.9%	35.0%	17 bps	12.5%
MSR Pool 4—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	12.5%
MSR Pool 5	12.4%	N/A	(E)	13.0%	13 bps	12.5%
MSR Pool 5—Recapture Agreement	8.0%	N/A	(E)	15.0%	21 bps	12.5%
MSR Pool 11—Recapture Agreement	9.0%	2.0%	31.0%	19 bps	12.5%

Held through Equity Method Investees (Note 6)
MSR Pool 6	18.9%	8.9%	35.0%	25 bps	12.5%
MSR Pool 6—Recapture Agreement	10.0%	6.0%	35.0%	23 bps	12.5%
MSR Pool 7	13.6%	8.0%	35.0%	16 bps	12.5%
MSR Pool 7—Recapture Agreement	10.0%	5.0%	35.0%	19 bps	12.5%
MSR Pool 8	14.9%	7.0%	35.0%	19 bps	12.5%
MSR Pool 8—Recapture Agreement	10.0%	5.0%	35.0%	19 bps	12.5%
MSR Pool 11	19.7%	7.7%	38.6%	16 bps	12.5%
MSR Pool 11—Recapture Agreement	10.0%	2.5%	35.0%	19 bps	12.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs as of December 31, 2012 and 2011:

	Significant Input Ranges (December 31, 2011)
	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	20.0%	10.0%	35.0%	29 bps	20.0%
Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	20.0%

	Significant Input Ranges (December 31, 2012)
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
Pool 1—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
Pool 2—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
Pool 3—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
Pool 4—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
Pool 5—Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

Schedule of Excess MSRs valued on a recurring basis using Level 3 inputs

Excess MSRs, owned directly, measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

	Level 3 (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	MSR Pool 11	Total
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$—	$245,036
Transfers (B)
Transfers from Level 3 (B)	—	—	—	—	—	—	—
Transfers to Level 3 (B)	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	7,185	8,107	6,719	2,844	18,836	—	43,691
Interest income	3,615	2,802	3,073	1,237	10,053	—	20,780
Purchases, sales and repayments
Purchases	—	—	—	—	—	2,391	2,391
Purchase adjustments	—	—	—	—	—	—	—
Proceeds from sales	—	—	—	—	—	—	—
Proceeds from repayments	(7,180)	(6,335)	(6,288)	(2,408)	(18,267)	—	(40,478)

Balance at June 30, 2013	$44,530	$43,896	$38,938	$16,709	$124,956	$2,391	$271,420

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Excess MSRs measured at fair value on a recurring basis using Level 3 inputs changed during the period December 8, 2011 (Commencement of operations) through December 31, 2011 and the year ended December 31, 2012 as follows:

	Level 3
	Pool 1 (A)	Pool 2 (A)	Pool 3 (A)	Pool 4 (A)	Pool 5 (A)	Total
Balance at December 8, 2011 (Commencement of operations)	$—	$—	$—	$—	$—	$—
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	367	—	—	—	—	367
Interest income	1,260	—	—	—	—	1,260
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)

Balance at December 31, 2011	$43,971	$—	$—	$—	$—	$43,971

Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)

Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Schedule of investments in equity method investees valued on a recurring basis using Level 3 inputs

New Residential’s investments in equity method investees measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

Six Months Ended June 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	178,866
Distributions of earnings from equity method investees	(4,822)
Distributions of capital from equity method investees	(11,987)
Change in fair value of investments in equity method investees	21,096

Balance at June 30, 2013	$183,153

Schedule of real estate securities valuation methodology and results

As of June 30, 2013 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Total	Level
Non-Agency RMBS	$927,903	$605,835	$629,453	$629,453	3
Agency ARM RMBS	1,059,950	1,134,190	1,129,786	1,129,786	2

Total	$1,987,853	$1,740,025	$1,759,239	$1,759,239

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable”—meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

As of December 31, 2012 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Single Quote (B)	Total
ABS-Subprime	$433,510	$274,230	$265,556	$24,200	$289,756

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” — meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.
(B)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.

Schedule of non-agency RMBS valued on a recurring basis using Level 3 inputs

Securities measured at fair value on a recurring basis using Level 3 inputs changed during the six months ended June 30, 2013 as follows:

Level 3 Non-Agency RMBS
Balance at December 31, 2012	$289,756
Transfer (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total Gains (Losses)
Included in net income as impairment	(729)
Gain on Settlement of Securities	58
Included in comprehensive income (B)	8,092
Amortization included in interest income	10,558
Purchases, sales and repayments
Purchases	366,926
Sales	(4,421)
Proceeds from repayments	(40,787)

Balance at June 30, 2013	$629,453

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Securities measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2012 as follows:

Level 3
ABS- Subprime
Balance at December 31, 2011	$—
Transfers (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total gains (losses)
Included in net income	—
Included in other comprehensive income (B)	15,526
Amortization included in interest income	5,339
Purchases, contributions in-kind, sales and repayments
Purchases	121,262
Contributions in-kind	164,142
Proceeds from sales	—
Proceeds from repayments	(16,513)

Balance at December 31, 2012	$289,756

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Schedule of Inputs used in valuing reverse mortgage loans

					Significant Inputs
Loan Type	Outstanding Face Amount	Carrying Value	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	WAL (Years) (A)
Reverse Mortgage Loans	$56,730	$33,636	$33,845	$—	10.6%	4.1

(A)	The weighted average life is based on the expected timing of the receipt of cash flows.

EQUITY AND EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
Equity And Earnings Per Share Tables
Schedule of outstanding options

New Residential’s outstanding options at June 30, 2013 consisted of the following:

	Number of Options	Strike Price	Maturity Date
	116,380	$10.91	07/16/13
	304,604	12.28	12/01/13
	328,350	14.17	01/09/14
	343,275	13.86	05/25/14
	162,500	16.95	11/22/14
	330,000	15.97	01/12/15
	2,000	16.68	08/01/15
	170,000	15.87	11/01/16
	242,000	16.90	01/23/17
	456,000	14.96	04/11/17
	1,676,833	3.29	03/29/21
	2,539,833	2.49	09/27/21
	2,000	2.74	12/20/21
	1,897,500	3.41	04/03/21
	2,300,000	3.67	05/21/22
	2,530,000	3.67	07/31/22
	5,750,000	5.12	01/11/23
	2,300,000	5.74	02/15/23
	8,000	6.79	06/02/23

Total/WA	21,459,275	$5.35

As of June 30, 2013, New Residential’s outstanding options were summarized as follows:

Held by the manager	17,699,458
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	3,631,437
Issued to the independent directors	12,000

Total	21,459,275

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities Tables
Schedule of due to affiliate	Due to affiliate is comprised of the following amounts:

	June 30, 2013	December 31, 2012
Management fees	$1,499	$3,392
Incentive compensation	878	—
Purchase price payable	1,254	1,744

	$3,631	$5,136

Due to Newcastle is comprised of the following amounts due to Newcastle as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Management fees payable to Newcastle	$3,392	$39
Reimbursable expenses payable to Newcastle	1,744	119

	$5,136	$158

RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Tables)	6 Months Ended
Jun. 30, 2013
Reclassification From Accumulated Other Comprehensive Income Into Net Income Tables
Schedule of reclassification from accumulated other comprehensive income into net income

The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Statement of Income Location	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Reclassification of net realized (gain) loss on securities into earnings	Gain on settlement of securities	$(58)	$(58)
Reclassification of net realized (gain) loss on securities into earnings	Other-than-temporary impairment on securities	3,756	3,756

Total reclassifications		$3,698	$3,698

RECENT ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2013
Recent Activities Tables
Schedule of maturities of repurchase agreements

Monthly Payment Date	Applicable Margin
August 2013 through October 2013	2.25%
November 2013 through January 2014	2.50%
February 2014 through April 2014	3.00%
May 2014 through August 2014	3.50%

GENERAL (Details Narrative)	Jun. 30, 2013	Dec. 31, 2012
General Details Narrative
REIT Distribution Threshold for Nontaxation	90.00%	90.00%
Management fee rate (percent)	1.50%	1.50%

ORGANIZATION (Details Narrative)	Jun. 30, 2013	Dec. 31, 2012
Organization Details Narrative
REIT Distribution Threshold for Nontaxation	90.00%	90.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Summary Of Significant Accounting Policies Details Narrative
Management fee rate (percent)		1.50%	1.50%
Breakup-fee due for ResCap bankruptcy		$ 8,400

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 08, 2011
Interest income	$ 1,260	$ 22,999	$ 4,479	$ 39,190	$ 6,516	$ 33,759
Interest expense		2,651		3,550		704
Net interest income	1,260	20,348	4,479	35,640	6,516	33,055
Change in fair value of investments in excess mortgage servicing rights	367	41,833	3,523	43,691	4,739	9,023
Impairment		3,756		3,756
Other income (loss)						8,400
Other income	367	98,182	3,523	101,009	4,739	17,423
Other operating expenses	913	5,552	1,528	10,596	2,093	9,231
Net income (loss)	714	109,222	6,474	122,297	9,162	41,247
Investments		2,528,264		2,528,264
Cash and cash equivalents		209,699		209,699
Other assets		4,479		4,479		84
Total assets	43,971	2,742,442		2,742,442		534,876
Debt		(1,474,338)		(1,474,338)		(150,922)
Other liabilities		(22,379)		(22,379)
Total liabilities	(4,163)	(1,496,717)		(1,496,717)		(156,520)
GAAP book value		1,245,725		1,245,725
Investments in equity method investees at fair value		463,969		463,969
Excess MSRs
Interest income	1,260	10,745	4,479	20,780	6,516	27,496
Interest expense
Net interest income	1,260	10,745	4,479	20,780	6,516	27,496
Change in fair value of investments in excess mortgage servicing rights	367					9,023
Impairment
Other income (loss)						8,400
Other income		61,960	3,523	64,787	4,739
Other operating expenses	809	34	761	96	1,147	5,449
Net income (loss)	818	72,671	7,241	85,471	10,108	39,470
Investments		454,573		454,573
Cash and cash equivalents
Other assets
Total assets	43,971	454,573		454,573		245,068
Debt
Other liabilities		(67)		(67)
Total liabilities		(67)		(67)
GAAP book value		454,506		454,506
Investments in equity method investees at fair value		183,153		183,153
Real Estate Securities and Loans
Interest income		12,216		18,372		6,263
Interest expense		2,651		3,550		704
Net interest income		9,565		14,822		5,559
Change in fair value of investments in excess mortgage servicing rights
Impairment		3,756		3,756
Other income (loss)
Other income		58		58
Other operating expenses		152		152
Net income (loss)		5,715		10,972		5,559
Investments		1,792,875		1,792,875
Cash and cash equivalents
Other assets		4,379		4,379
Total assets		1,797,254		1,797,254		289,808
Debt		(1,474,338)		(1,474,338)
Other liabilities		(1,734)		(1,734)
Total liabilities		(1,476,072)		(1,476,072)
GAAP book value		321,182		321,182
Investments in equity method investees at fair value
Consumer Loans
Interest income
Interest expense
Net interest income
Impairment
Other income		36,164		36,164
Other operating expenses				1,951
Net income (loss)		36,164		34,213
Investments		280,816		280,816
Cash and cash equivalents
Other assets
Total assets		280,816		280,816
Debt
Other liabilities
Total liabilities
GAAP book value		280,816		280,816
Investments in equity method investees at fair value		208,816		208,816
Corporate
Interest income		38		38
Interest expense
Net interest income		38		38
Change in fair value of investments in excess mortgage servicing rights
Impairment
Other income (loss)
Other income
Other operating expenses	104	5,366	767	8,397	946	3,782
Net income (loss)	(104)	(5,328)	(767)	(8,359)	(946)	(3,782)
Investments
Cash and cash equivalents		209,699		209,699
Other assets		100		100
Total assets		209,799		209,799
Debt
Other liabilities		(20,578)		(20,578)
Total liabilities		(20,578)		(20,578)
GAAP book value		189,221		189,221
Investments in equity method investees at fair value

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - DIRECT INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Apr. 02, 2013	Dec. 31, 2011 MSRs Pool 1		Jun. 30, 2013 MSRs Pool 1		Dec. 31, 2012 MSRs Pool 1		Dec. 31, 2011 MSR Pool 1 Recapture Agreement		Jun. 30, 2013 MSR Pool 1 Recapture Agreement		Dec. 31, 2012 MSR Pool 1 Recapture Agreement		Jun. 30, 2013 MSRs Pool 2		Dec. 31, 2012 MSRs Pool 2		Jun. 30, 2013 MSR Pool 2 Recapture Agreement		Dec. 31, 2012 MSR Pool 2 Recapture Agreement		Jun. 30, 2013 MSRs Pool 3		Dec. 31, 2012 MSRs Pool 3		Jun. 30, 2013 MSR Pool 3 Recapture Agreement		Dec. 31, 2012 MSR Pool 3 Recapture Agreement		Jun. 30, 2013 MSRs Pool 4		Dec. 31, 2012 MSRs Pool 4		Jun. 30, 2013 MSR Pool 4 Recapture Agreement		Dec. 31, 2012 MSR Pool 4 Recapture Agreement		Jun. 30, 2013 MSRs Pool 5		Dec. 31, 2012 MSRs Pool 5		Jun. 30, 2013 MSR Pool 5 Recapture Agreement		Dec. 31, 2012 MSR Pool 5 Recapture Agreement		Jun. 30, 2013 MSR Pool 11 Recapture Agreement		Dec. 31, 2011 MSRs		Jun. 30, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs
Unpaid principal balance of underlying loans								$ 4,200,000	$ 9,705,512		$ 7,593,438		$ 8,403,211								$ 8,570,405		$ 9,397,120						$ 8,380,524		$ 9,069,726						$ 5,381,133		$ 5,788,133						$ 39,989,031		$ 43,902,561								$ 9,705,512		$ 69,914,531		$ 76,560,751		$ 13,000,000
Amortized Cost Basis									37,469	[1]	28,120	[1]	30,237	[1]	6,135	[1]	2,980	[1]	4,430	[1]	31,629	[1]	32,890	[1]	2,934	[1]	5,206	[1]	25,351	[1]	27,618	[1]	4,088	[1]	5,036	[1]	10,205	[1]	11,130	[1]	2,657	[1]	2,902	[1]	99,530	[1]	107,704	[1]	8,454	[1]	8,493	[1]	2,391	[1]	43,604	[1]	218,339	[1]	235,646	[1]
Carrying Value									37,637	[2]	39,147	[2]	35,974	[2]	6,334	[2]	5,383	[2]	4,936	[2]	37,339	[2]	33,935	[2]	6,557	[2]	5,387	[2]	33,183	[2]	30,474	[2]	5,755	[2]	4,960	[2]	13,176	[2]	12,149	[2]	3,533	[2]	2,887	[2]	121,102	[2]	109,682	[2]	3,854	[2]	4,652	[2]	2,391	[2]	43,971	[2]	271,420	[2]	245,036	[2]
Weighted average yield				26.50%	[3]				20.00%		12.50%		18.00%		20.00%		12.50%		18.00%		12.50%		17.30%		12.50%		17.30%		12.50%		17.60%		12.50%		17.60%		12.50%		17.90%		12.50%		17.90%		12.50%		17.50%		12.50%		17.50%		12.50%		20.00%		12.50%		17.60%
Weighted average life (years)				3 years 4 months 24 days					4 years 6 months	[4]	4 years 10 months 24 days	[5]	4 years 9 months 18 days	[4]	10 years 3 months 18 days	[4]	11 years	[5]	10 years 9 months 18 days	[4]	5 years 1 month 6 days	[5]	5 years	[4]	12 years 1 month 6 days	[5]	11 years 9 months 18 days	[4]	4 years 9 months 18 days	[5]	4 years 8 months 12 days	[4]	11 years 6 months	[5]	11 years 3 months 18 days	[4]	4 years 7 months 6 days	[5]	4 years 7 months 6 days	[4]	11 years 1 month 6 days	[5]	11 years 1 month 6 days	[4]	5 years 6 months	[5]	5 years 9 months 18 days	[4]	12 years 9 months 18 days	[5]	11 years 8 months 12 days	[4]			6 years	[4]	5 years 9 months 18 days	[5]	5 years 4 months 24 days	[4]
Change in fair value of investments recorded in other income	$ 367	$ 41,833	$ 3,523	$ 43,691		$ 4,739	$ 9,023		$ 168	[6]	$ 5,290	[6]	$ 5,569	[6]	$ 199	[6]	$ 1,897	[6]	$ 307	[6]	$ 4,666	[6]	$ 1,045	[6]	$ 3,441	[6]	$ 181	[6]	$ 4,976	[6]	$ 2,856	[6]	$ 1,742	[6]	$ (76)	[6]	$ 1,952	[6]	$ 1,019	[6]	$ 891	[6]	$ (15)	[6]	$ 19,594	[6]	$ 1,978	[6]	$ (758)	[6]	$ (3,841)	[6]		[6]	$ 367	[6]	$ 43,691	[6]	$ 9,023	[6]

[1]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[2]	(B) Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[3]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[4]	(C) Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[5]	(C) Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[6]	(D) The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - GEOGRAPHIC DISTRIBUTION (Details 1) (MSRs)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Total outstanding (percent)	100.00%	[1]	100.00%	[2]	100.00%	[2]
California
Total outstanding (percent)	31.50%	[1]	32.00%	[2]	19.40%	[2]
Florida
Total outstanding (percent)	10.10%	[1]	10.10%	[2]	11.10%	[2]
New York
Total outstanding (percent)	4.50%	[1]	4.30%	[2]
Washington
Total outstanding (percent)	4.30%	[1]	4.30%	[2]	3.20%	[2]
Arizona
Total outstanding (percent)	3.80%	[1]	3.90%	[2]	4.80%	[2]
Texas
Total outstanding (percent)	3.60%	[1]	3.60%	[2]	6.70%	[2]
Maryland
Total outstanding (percent)	3.50%	[1]	3.40%	[2]	3.10%	[2]
Colorado
Total outstanding (percent)	3.50%	[1]	3.50%	[2]
New Jersey
Total outstanding (percent)	3.20%	[1]	3.10%	[2]	3.10%	[2]
Virginia
Total outstanding (percent)	3.10%	[1]	3.00%	[2]	3.50%	[2]
Other US Locations
Total outstanding (percent)	28.90%	[1]	2.88%	[2]	39.40%	[2]
Illinois
Total outstanding (percent)					3.00%	[2]
Nevada
Total outstanding (percent)					2.70%	[2]

[1]	(A) Based on the information provided by the loan servicer as of June 30, 2013.
[2]	(A) Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jan. 04, 2013	Dec. 31, 2012	Dec. 13, 2011 MSRs Pool 1	Jun. 05, 2012 MSRs Pool 2	Jun. 05, 2012 MSRs Pool 2 As reported at 12/31/12	Jun. 29, 2012 MSRs	Jun. 29, 2012 MSRs Pool 3	Jun. 29, 2012 MSRs Pool 4	Jun. 29, 2012 MSRs Pool 5	May 20, 2013 MSRs Pool 11
Percentage of Investment co-owned by Nationstar		33.00%		35.00%	35.00%		35.00%				34.00%
Percentage of Investment owned by New Residential		67.00%		65.00%	65.00%		65.00%				66.00%
Amount invested				$ 44,000	$ 42,000	$ 44,000	$ 176,500				$ 2,400
Unpaid principal balance of underlying mortgage				9,900,000	10,400,000		63,700,000	9,800,000	6,300,000	47,600,000
Non-conforming loans in private label securitizations of portfolio (percent)							75.00%
Conforming loans in GSE pools of portfolio (percent)							25.00%
Repurchase agreements	$ 1,474,338		$ 150,922

INVESTMENTS IN REAL ESTATE SECURITIES - AVAILABLE FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2013 Integer		Dec. 31, 2012	Jun. 30, 2013 Agency RMBS Integer		Jun. 30, 2013 Non-Agency RMBS Integer		Dec. 31, 2012 ABS Subprime Integer
Outstanding face amount	$ 1,987,853	[1]		$ 1,059,950	[2],[3]	$ 927,903		$ 433,510	[4],[5]
Amortized cost basis	1,740,025	[1]		1,134,190	[2],[3]	605,835		274,230	[4]
Gains - gross unrealized	34,716	[1]		1,430	[2],[3]	33,286		15,856	[4]
Losses - gross unrealized	(15,502)	[1]		(5,834)	[2],[3]	(9,668)		(330)	[4]
Carrying value	$ 1,759,239	[1],[6]	$ 289,756	$ 1,129,786	[2],[3],[6]	$ 629,453	[6]	$ 289,756	[4]
Number of securities	164	[1]		66	[2],[3]	98		29	[4]
Weighted average rating	BBB	[1],[7]		AAA	[2],[3],[7]	CC	[7]	CC	[4],[8]
Weighted average coupon	2.12%	[1]		33.00%	[2],[3]	0.77%		0.63%	[4]
Weighted average yield	26.50%	[1]		14.70%	[2],[3]	48.70%		6.55%	[4]
Weighted average life (years)	3 years 4 months 24 days			3 years 2 months 12 days	[2],[3],[9]	3 years 9 months 18 days		6 years 9 months 18 days	[10],[4]
Principal Subordination - Weighted Average						6.70%	[11]	10.00%	[12],[4]

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.
[4]	(E) The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[5]	(A) Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
[6]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[7]	(B) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
[8]	(B) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
[9]	(C) The weighted average life is based on the timing of expected principal reduction on the assets.
[10]	(C) The weighted average maturity is based on the timing of expected principal reduction on the assets.
[11]	(D) Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential?s investments.
[12]	(D) Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential's investments.

INVESTMENTS IN REAL ESTATE SECURITIES - UNREALIZED LOSS POSITION (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Integer		Dec. 31, 2012 Integer
Outstanding face amount	$ 1,987,853	[1]
Amortized cost basis	1,740,025	[1]
Weighted average rating	BBB	[1],[2]
Weighted average coupon	2.12%	[1]
Weighted average yield	26.50%	[1]
Weighted average life (years)	3 years 4 months 24 days
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding face amount	1,183,118		15,747
Before Impairment - Amortized Cost Basis	1,104,946
Other Than Temporary Impairment - Amortized Cost Basis	(3,429)	[3]
Amortized cost basis	1,101,517		9,945
Gross unrealized losses - less than twelve months	(15,485)		(330)
Carrying value - less than twelve months	1,086,032		9,615
Number of securities	79		4
Weighted average rating	BBB		CC
Weighted average coupon	2.51%		1.46%
Weighted average yield	18.30%		5.91%
Weighted average life (years)	3 years 6 months		7 years 2 months 12 days
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding face amount	6,798
Before Impairment - Amortized Cost Basis	7,447
Other Than Temporary Impairment - Amortized Cost Basis	(40)	[3]
Amortized cost basis	7,407
Gross unrealized losses - twelve months or more	(17)
Carrying value - twelve months or more	7,390
Number of securities	1
Weighted average rating	AAA		-
Weighted average coupon	2.76%
Weighted average yield	9.30%
Weighted average life (years)	4 years 2 months 12 days
Securities in a Loss Position
Outstanding face amount	1,189,916		15,747
Before Impairment - Amortized Cost Basis	1,112,393
Other Than Temporary Impairment - Amortized Cost Basis	(3,469)	[3]
Amortized cost basis	1,108,924		9,945
Total gross unrealized losses	(15,502)		(330)
Carrying value - less than twelve months			9,615
Carrying value - twelve months or more
Total fair value	$ 1,093,422
Number of securities	80		4
Weighted average rating	BBB		CC
Weighted average coupon	2.51%		1.46%
Weighted average yield	18.20%		5.91%
Weighted average life (years)	3 years 6 months		7 years 2 months 12 days

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(B) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
[3]	(A) Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential's intent to sell the securities and are not the result of credit impairment.

INVESTMENTS IN REAL ESTATE SECURITIES - GEOGRAPHIC DISTRIBUTION COLLATERAL (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2013 Non-Agency RMBS	Jun. 30, 2013 Non-Agency RMBS Western US	Jun. 30, 2013 Non-Agency RMBS Northeastern US	Jun. 30, 2013 Non-Agency RMBS Southeastern US	Jun. 30, 2013 Non-Agency RMBS Midwestern US	Jun. 30, 2013 Non-Agency RMBS Southwestern US	Dec. 31, 2012 ABS Subprime		Dec. 31, 2012 ABS Subprime Western US	Dec. 31, 2012 ABS Subprime Northeastern US	Dec. 31, 2012 ABS Subprime Southeastern US	Dec. 31, 2012 ABS Subprime Midwestern US	Dec. 31, 2012 ABS Subprime Southwestern US
Outstanding face amount	$ 1,987,853	[1]	$ 927,903	$ 346,056	$ 219,197	$ 190,998	$ 98,933	$ 72,719	$ 433,510	[2],[3]	$ 151,227	$ 95,565	$ 100,636	$ 43,230	$ 42,852
Percentage of outstanding face amount			100.00%	37.30%	23.60%	20.60%	10.70%	7.80%	100.00%		34.90%	22.00%	23.20%	10.00%	9.90%

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[3]	(A) Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.

INVESTMENTS IN REAL ESTATE SECURITIES - CREDIT QUALITY (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Credit Quality Details 4
Real estate securities acquired with credit quality deterioration, face amount	$ 771,682	$ 342,013
Real estate securities acquired with credit quality deterioration, carrying value	$ 495,872	$ 212,129

INVESTMENTS IN REAL ESTATE SECURITIES - CHANGES IN ACCRETABLE YIELDS (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Changes In Accretable Yields Details 4
Balance, beginning	$ 90,077
Additions	76,263	80,636
Accretion	(9,706)	(3,195)
Reclassifications from non-accretable difference	23,679	12,636
Disposals	153
Balance, ending	$ 180,466	$ 90,077

INVESTMENTS IN REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				6 Months Ended	8 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Non-Agency RMBS	Aug. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Jun. 27, 2013 Agency RMBS	Apr. 02, 2013 Agency RMBS	Aug. 07, 2013 Agency RMBS	Jun. 30, 2013 Agency RMBS		Jun. 30, 2013 Fixed Rate Securities	Dec. 31, 2012 Fixed Rate Securities	Jun. 30, 2013 Floating Rate Securities	Dec. 31, 2012 Floating Rate Securities
Face amount of securities purchased								$ 547,500	$ 391,700	$ 193,800	$ 22,700		$ 8,000	$ 156,300
Purchase of real estate securities				(265,100)				362,400	242,800	121,300	1,200		8,300	165,200
Agency RMBS contributed from Newcastle, face amount				1,000,000								1,000,000
Non-Agency RMBS contributed from Newcastle, face amount										258,000
Non-Agency RMBS contributed from Newcastle, fair value										164,100
RMBS principal receivable	13,800			13,800
Outstanding face amount	1,987,853	[1]		1,987,853	[1]			927,903						1,059,950	[2],[3]	18,400	1,100	1,970,000	432,400
Other-than-temporary impairment ("OTTI") on securities	3,756			3,756
Real estate securities with credit quality deterioration, face amount at period end							342,000
Real estate securities with credit quality deterioration, carrying value at period end	495,872			495,872			212,129
Real estate securities acquired during the period with credit quality deterioration, face amount	472,700			472,700			351,800
Real estate securities acquired during the period with credit quality deterioration, fair value	298,900			298,900			205,300
Real estate securities acquired during the period with credit quality deterioration, expected cash flows	$ 375,200			$ 375,200			$ 285,900

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.

INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - RESIDENTIAL MORTGAGE LOANS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Integer		Dec. 31, 2012
Weighted average yield	26.50%	[1]
Weighted average coupon	2.12%	[1]
Weighted average life (years)	3 years 4 months 24 days
Reverse Mortgage Loans
Outstanding face amount	$ 56,730		$ 83,000
Carrying value	$ 33,636
Loan count	328
Weighted average yield	10.60%
Weighted average coupon	5.10%	[2]
Weighted average life (years)	4 years 1 month 6 days	[3]
Floating rate loans as a percent of face amount	20.70%

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(A) Represents the stated interest rate on the loans.Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
[3]	(A) The weighted average life is based on the expected timing of the receipt of cash flows.

INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - ACTIVITIES OF RESIDENTIAL MORTGAGE LOANS (Details 1) (Reverse Mortgage Loans, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Reverse Mortgage Loans
Balance, beginning
Purchases / additional fundings	35,138
Proceeds from repayments	(2,686)
Accretion of loan discount and other amortization	1,184
Balance, ending	$ 33,636

INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jan. 04, 2013	Jun. 30, 2013 Reverse Mortgage Loans	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans
Percentage of Investment co-owned by Nationstar		33.00%		30.00%
Percentage of Investment owned by New Residential		67.00%		70.00%
Outstanding face amount			$ 56,730		$ 83,000
Residential mortgage loans, held-for-investment	$ 33,636			$ 35,000

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - SUMMARY OF INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Apr. 02, 2013	Jan. 04, 2013	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees
Summarized financial information:
MSR Assets				$ 351,863
Other Assets				22,394	[1]
Debt
Other Liabilities				(7,951)
Equity				366,306
Investments in equity method investees at fair value	183,153			183,153
Ownership percentage in equity method investees		30.00%	50.00%	50.00%
Interest income				13,756
Other income (loss)				31,374
Expenses				(2,938)
Net income				$ 42,192

[1]	(A) Includes $20.8 million of deposits related to investments which have not closed at June 30, 2013.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - EXCESS MSR INVESTMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended				6 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended				6 Months Ended													6 Months Ended
	Jun. 30, 2013	Apr. 02, 2013	Jan. 04, 2013	Dec. 31, 2012 MSRs Pool 6	Jun. 30, 2013 MSR Pool 11 Recapture Agreement		Dec. 31, 2011 MSRs		Jun. 30, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6		Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Nov. 30, 2012 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 6 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 7		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 7 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 8		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 8 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11		Mar. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 11 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs		Jul. 18, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 15, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 02, 2013 Excess Mortgage Servicing Rights Investees MSRs
Unpaid principal balance of underlying loans		$ 4,200,000					$ 9,705,512		$ 69,914,531		$ 76,560,751		$ 13,000,000		$ 11,149,355			$ 13,000,000			$ 34,480,698				$ 15,417,544				$ 22,817,213		$ 22,800,000			$ 83,864,810		$ 34,000,000	$ 4,000,000	$ 43,000,000
Investee Interest in Excess MSR															66.70%				66.70%		66.70%		66.70%		66.70%		66.70%		66.70%			66.70%
Ownership percentage in equity method investees		30.00%	50.00%	50.00%										50.00%	50.00%		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%			50.00%					4.20%	45.00%
Amortized Cost Basis					2,391	[1]	43,604	[1]	218,339	[1]	235,646	[1]			40,027	[2]			10,683	[2]	104,057	[2]	22,962	[2]	56,180	[2]	12,928	[2]	51,033	[2]		23,459	[2]	321,329	[2]
Carrying Value					$ 2,391	[3]	$ 43,971	[3]	$ 271,420	[3]	$ 245,036	[3]			$ 44,139	[4]			$ 13,284	[4]	$ 112,946	[4]	$ 25,965	[4]	$ 57,960	[4]	$ 14,103	[4]	$ 55,797	[4]		$ 27,669	[4]	$ 351,863	[4]
Weighted average yield	26.50% [5]				12.50%		20.00%		12.50%		17.60%				12.50%				12.50%		12.50%		12.50%		12.50%		12.50%		12.50%			12.50%		12.50%
Weighted average life (years)	3 years 4 months 24 days						6 years	[6]	5 years 9 months 18 days	[7]	5 years 4 months 24 days	[6]			4 years 9 months 18 days	[8]			10 years 8 months 12 days	[8]	5 years 1 month 6 days	[8]	12 years	[8]	5 years	[8]	11 years 8 months 12 days	[8]	5 years 3 months 18 days	[8]		9 years 10 months 24 days	[8]	6 years 4 months 24 days	[8]

[1]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[2]	(A) Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[3]	(B) Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[4]	(B) Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
[5]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[6]	(C) Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[7]	(C) Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[8]	(C) The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - GEOGRAPHIC DISTRIBUTION (Details 2) (Excess Mortgage Servicing Rights Investees)	Jun. 30, 2013
Total outstanding (percent)	100.00%	[1]
California
Total outstanding (percent)	13.60%	[1]
Florida
Total outstanding (percent)	8.30%	[1]
Georgia
Total outstanding (percent)	5.80%	[1]
Texas
Total outstanding (percent)	5.60%	[1]
New York
Total outstanding (percent)	5.50%	[1]
Illinois
Total outstanding (percent)	4.50%	[1]
Massachusetts
Total outstanding (percent)	3.50%	[1]
New Jersey
Total outstanding (percent)	3.30%	[1]
Washington
Total outstanding (percent)	3.00%	[1]
Virginia
Total outstanding (percent)	3.00%	[1]
Other US Locations
Total outstanding (percent)	44.00%	[1]

[1]	(A) Based on the information provided by the loan servicer as of June 30, 2013.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended					0 Months Ended
	Jan. 04, 2013	Jun. 30, 2013	Apr. 02, 2013	Dec. 31, 2012 MSRs Pool 6	May 20, 2013 MSRs Pool 11	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Nov. 30, 2012 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jan. 06, 2013 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Dec. 31, 2012 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Nov. 30, 2012 Excess Mortgage Servicing Rights Investees MSR Pools 7, 8, 9, 10	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	May 20, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	Mar. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11
Deposits related to investments which have not closed						$ 20,800
Unpaid principal balance of underlying loans			4,200,000					11,149,355	13,000,000		58,000,000	215,000,000	22,817,213		22,800,000
Amount contributed to acquire joint venture	27,300	80,700					28,900
Amount committed to invest in joint venture										$ 340,000				$ 37,800
Percentage ownership acquired in joint venture	50.00%		30.00%	50.00%		50.00%	50.00%	50.00%		50.00%			50.00%
Percentage of Investment co-owned by Nationstar	33.00%				34.00%		33.00%			33.00%				33.00%
Percentage of Investment owned by New Residential	67.00%				66.00%		67.00%			67.00%				33.00%
Loans in private label securitizations portfolio (percent)										53.00%

INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - SUMMARY OF INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 02, 2013	Jan. 04, 2013	Jun. 30, 2013 Consumer Loan Investees	Apr. 02, 2013 Consumer Loan Investees	Dec. 31, 2012 Consumer Loan Investees
Summarized financial information:
Consumer Loan Assets							$ 2,835,996
Other Assets							119,163
Debt							(2,018,486) [1]
Other Liabilities							(620)
Equity							936,053
Investment in consumer loan equity method investees	280,816		280,816				280,816
Ownership percentage in equity method investees					30.00%	50.00%	30.00%	30.00%
Interest income							168,130
Other income (loss)							(24,590)
Provision for finance receivable losses							(554)
Other expenses							(22,441)
Net income							120,545
New Reisdential's equity in net income	$ 36,164		$ 36,164				$ 36,164

[1]	(A) Represents asset-back notes with an interest rate of 3.75% and a maturity of April 2021.Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the these notes.When the balance of the outstanding notes is reduced to 50% of the outstanding UPB of the performing consumer loans, the equity holders of the Consumer Loan Companies will be entitled to receive, if the aggregate, 30% of the net cash flow of the Consumer Loan Companies on a periodic basis.

INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - CONSUMER LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Apr. 02, 2013	Jan. 04, 2013
Unpaid principal balance of underlying loans			$ 4,200,000
Ownership percentage in equity method investees			30.00%	50.00%
Weighted average coupon	2.12%	[1]
Weighted Average Yield	26.50%	[1]
Weighted average life (years)	3 years 4 months 24 days
Consumer Loan Investees
Unpaid principal balance of underlying loans	3,675,979		4,200,000
Ownership percentage in equity method investees	30.00%		30.00%
Carrying value	2,835,996	[2]
Weighted average coupon	18.60%	[3]
Weighted Average Yield	14.09%
Weighted average life (years)	4 years 6 months

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(A) Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
[3]	(B) Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.

INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - ROLLFORWARD (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Distributions of earnings from equity method investees			$ 4,822
Earnings from investments in consumer loan equity method investees	36,164		36,164
Investment in consumer loan equity method investees, ending	280,816		280,816
Consumer Loan Investees
Investment in consumer loan equity method investees, beginning
Contributions to consumer loan equity method investees			245,421
Distributions of earnings from equity method investees			(769)
Earnings from investments in consumer loan equity method investees			36,164
Investment in consumer loan equity method investees, ending	$ 280,816		$ 280,816

INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended								0 Months Ended		6 Months Ended
	Apr. 02, 2013 Integer	Jan. 04, 2013	Jun. 30, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Dec. 31, 2011 MSRs	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Apr. 02, 2013 Springleaf Finance, Inc.	Apr. 02, 2013 Consumer Loan Investees Integer	Jun. 30, 2013 Consumer Loan Investees	Jun. 30, 2013 Consumer Loan Investees Asset Backed Notes	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jul. 18, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 15, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 02, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs
Unpaid principal balance of underlying loans	$ 4,200,000		$ 69,914,531	$ 76,560,751	$ 13,000,000	$ 9,705,512			$ 4,200,000	$ 3,675,979			$ 34,000,000	$ 4,000,000	$ 43,000,000	$ 83,864,810
Number of loans in portfolio	400,000								400,000
Acquisitions of investments in consumer loan equity method investees	250,000								250,000
Ownership percentage in equity method investees	30.00%	50.00%							30.00%	30.00%		50.00%		4.20%	45.00%
Percentage of portfolio co-invested by other parties	70.00%						23.00%	47.00%	70.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000								2,200,000
Purchase price of portfolio	$ 3,000,000								$ 3,000,000
Interest Rate											3.75%
Maturity Date											Apr 30, 2021
Percentage of UPB of loans against outstanding debt where cash can be released											50.00%

DEBT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Weighted average life (years)	3 years 4 months 24 days
Collateral
Weighted average life (years)	3 years 6 months
Outstanding Face Amount of Collateral	$ 1,967,197
Amortized Cost Basis of Collateral	1,724,321
Carrying Value of Collateral	1,742,864
Agency RMBS Repurchase Agreements
Month Issued	Various	[1],[2]
Debt face amount	1,061,250	[1],[2]
Carrying value	1,061,250	[1],[2]
Final stated maturity	Jul 1, 2013	[1],[2],[3]
Weighted average funding cost	0.39%	[1],[2]
Weighted average life (years)	0 years 1 month 6 days
Agency RMBS Repurchase Agreements | Collateral
Weighted average life (years)	3 years 2 months 12 days
Outstanding Face Amount of Collateral	1,059,950
Amortized Cost Basis of Collateral	1,134,190
Carrying Value of Collateral	1,129,786
Non-agency RMBS Repurchase Agreements
Month Issued	Various	[1],[4]	Various	[5],[6],[7]
Debt face amount	413,088	[1],[4]	150,922	[5],[6],[7]
Carrying value	413,088	[1],[4]	150,922	[5],[6],[7]
Final stated maturity	Jul 1, 2013	[1],[3],[4]	Jan 1, 2013	[5],[6],[7]
Contractual Weighted average funding cost			LIBOR + 2.00%	[5],[6],[7]
Variable Rate Spread			2.00%	[5],[6],[7]
Weighted average funding cost	20.30%	[1],[4]	2.21%	[5],[6],[7]
Weighted average life (years)	0 years 1 month 6 days		0 years 1 month 6 days	[5],[6],[7]
Non-agency RMBS Repurchase Agreements | Collateral
Weighted average life (years)	3 years 9 months 18 days		6 years 10 months 24 days	[5],[6],[7]
Outstanding Face Amount of Collateral	907,247		344,177	[5],[6],[7]
Amortized Cost Basis of Collateral	590,131		215,034	[5],[6],[7]
Carrying Value of Collateral	613,078		228,493	[5],[6],[7]
Total Repurchase Agreements
Debt face amount	1,474,338	[1]
Carrying value	$ 1,474,338	[1]
Weighted average funding cost	0.85%	[1]
Weighted average life (years)	0 years 1 month 6 days

[1]	(A) These repurchase agreements had approximately $0.5 million of associated accrued interest payable at June 30, 2013.
[2]	(B) The counterparties of these repurchase agreements are Goldman Sachs $357.8 million, Barclays $266.1 million, Nomura $210.2 million, Citi $138.4 million, Morgan Stanley $65.8 million and Bank of America $23.0 million.
[3]	(D) All of these repurchase agreements were renewed or refinanced subsequent to June 30, 2013.
[4]	(C) The counterparties of these repurchase agreements are Credit Suisse $267.4 million, Barclays $97.9 million, and Royal Bank of Canada $47.7 million.
[5]	(A) These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
[6]	(B) The counterparty of these repurchase agreements is Credit Suisse.
[7]	(C) Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.

DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Total Repurchase Agreements
Interest payable	$ 500	$ 55
Agency RMBS Repurchase Agreements | Goldman Sachs
Repurchase agreements	357,800
Agency RMBS Repurchase Agreements | Barclays
Repurchase agreements	266,100
Agency RMBS Repurchase Agreements | Nomura
Repurchase agreements	210,200
Agency RMBS Repurchase Agreements | Citi
Repurchase agreements	138,400
Agency RMBS Repurchase Agreements | Morgan Stanley
Repurchase agreements	65,800
Agency RMBS Repurchase Agreements | Bank of America
Repurchase agreements	23,000
Non-agency RMBS Repurchase Agreements | Barclays
Repurchase agreements	97,900
Non-agency RMBS Repurchase Agreements | Credit Suisse
Repurchase agreements	267,400	150,922
Non-agency RMBS Repurchase Agreements | Royal Bank of Canada
Repurchase agreements	$ 47,700

FAIR VALUE OF FINANCIAL INSTRUMENTS - RECURRING BASIS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets:
Real estate securities, available-for-sale	$ 1,759,239	[1],[2]	$ 289,756
Investments in excess mortgage servicing rights	271,420		245,036		43,971
Investments in equity method investees at fair value	183,153
Recurring Basis | Level 2 Inputs
Assets:
Real estate securities, available-for-sale	1,129,786
Investments in excess mortgage servicing rights		[3]		[3]
Investments in equity method investees at fair value		[3]
[AssetsFairValueDisclosure]	1,129,786
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Level 3 Inputs
Assets:
Real estate securities, available-for-sale	629,453		289,756
Investments in excess mortgage servicing rights	271,420	[3]	245,036	[3]
Investments in equity method investees at fair value	183,153	[3]
[AssetsFairValueDisclosure]	1,084,026
Liabilities:
Repurchase agreements
Recurring Basis | Principal Balance or Notional Amount
Assets:
Real estate securities, available-for-sale	1,987,853		433,510
Investments in excess mortgage servicing rights	69,914,531	[3]	76,560,751	[3]
Investments in equity method investees at fair value	83,864,810	[3]
[AssetsFairValueDisclosure]	155,767,194
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Carrying Value
Assets:
Real estate securities, available-for-sale	1,759,239		289,756
Investments in excess mortgage servicing rights	271,420	[3]	245,036	[3]
Investments in equity method investees at fair value	183,153	[3]
[AssetsFairValueDisclosure]	2,213,812
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Fair Value
Assets:
Real estate securities, available-for-sale	1,759,239		289,756
Investments in excess mortgage servicing rights	271,420	[3]	245,036	[3]
Investments in equity method investees at fair value	183,153	[3]
[AssetsFairValueDisclosure]	2,213,812
Liabilities:
Repurchase agreements			$ 150,922

[1]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[2]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[3]	(A) The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

FAIR VALUE OF FINANCIAL INSTRUMENTS - INPUTS EXCESS MSRs (Details 1)	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011		Jun. 30, 2013		Dec. 31, 2012
MSRs Pool 1
Held Directly (Note 3):
Prepayment speed	20.00%	[1]	15.30%	[1]	17.10%	[1]
Delinquency	10.00%	[2]	10.00%	[2]	10.00%	[2]
Recapture rate	35.00%	[3]	35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount	0.29%	[4]	0.28%	[4]	0.29%	[4]
Discount rate	20.00%	[5]	12.50%		18.00%	[5]
MSR Pool 1 Recapture Agreement
Held Directly (Note 3):
Prepayment speed	8.00%	[1]	8.00%	[1]	8.00%	[1]
Delinquency	10.00%	[2]	10.00%	[2]	10.00%	[2]
Recapture rate	35.00%	[3]	35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount	0.21%	[4]	0.21%	[4]	0.21%	[4]
Discount rate	20.00%	[5]	12.50%		18.00%	[5]
MSRs Pool 2
Held Directly (Note 3):
Prepayment speed			15.40%	[1]	16.70%	[1]
Delinquency			10.90%	[2]	11.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.23%	[4]	0.23%	[4]
Discount rate			12.50%		17.30%	[5]
MSR Pool 2 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			10.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.30%	[5]
MSRs Pool 3
Held Directly (Note 3):
Prepayment speed			15.80%	[1]	16.90%	[1]
Delinquency			11.90%	[2]	12.10%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.23%	[4]	0.23%	[4]
Discount rate			12.50%		17.60%	[5]
MSR Pool 3 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			10.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.60%	[5]
MSRs Pool 4
Held Directly (Note 3):
Prepayment speed			18.00%	[1]	18.60%	[1]
Delinquency			15.90%	[2]	15.90%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.17%	[4]	0.17%	[4]
Discount rate			12.50%		17.90%	[5]
MSR Pool 4 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			10.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.90%	[5]
MSRs Pool 5
Held Directly (Note 3):
Prepayment speed			12.40%	[1]	15.00%	[1]
Delinquency				[2],[5]		[2],[3],[5]
Recapture rate			13.00%	[3]	20.00%	[3]
Excess mortgage servicing amount			0.13%	[4]	0.13%	[4]
Discount rate			12.50%		17.50%	[5]
MSR Pool 5 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency				[2],[5]		[2],[3],[5]
Recapture rate			15.00%	[3]	20.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.50%	[5]
MSR Pool 11 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			7.40%	[1]
Delinquency			2.30%	[2]
Recapture rate			41.00%	[3]
Excess mortgage servicing amount			0.19%	[4]
Discount rate			12.50%

[1]	(A) Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.
[5]	(E) The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

FAIR VALUE OF FINANCIAL INSTRUMENTS - INPUTS EXCESS MSRs (Details 2)	6 Months Ended
Jun. 30, 2013
MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	7.40% [1]
Delinquency	2.30% [2]
Recapture rate	41.00% [3]
Excess mortgage servicing amount	0.19% [4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 6
Held through Equity Method Investees (Note 6):
Prepayment speed	18.90%
Delinquency	8.90%
Recapture rate	35.00%
Excess mortgage servicing amount	0.25%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 6 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	6.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.23%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 7
Held through Equity Method Investees (Note 6):
Prepayment speed	13.60%
Delinquency	8.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.16%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 7 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	5.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 8
Held through Equity Method Investees (Note 6):
Prepayment speed	14.90%
Delinquency	7.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 8 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	5.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 11
Held through Equity Method Investees (Note 6):
Prepayment speed	13.30%
Delinquency	7.90%
Recapture rate	47.10%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	2.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%

[1]	(A) Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.

FAIR VALUE OF FINANCIAL INSTRUMENTS - EXCESS MSRs LEVEL 3 (Details 3) (Level 3 Inputs, USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011		Jun. 30, 2013		Dec. 31, 2012
MSRs Pool 1
Balance, beginning		[1]	$ 40,910	[1]	$ 43,971	[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income	367	[1],[3]	7,185	[1],[3]	5,877	[1],[3]
Interest income	1,260	[1]	3,615	[1]	7,955	[1]
Purchases, sales and repayments
Purchases	43,742	[1]		[1]		[1]
Purchase adjustments				[1]	(178)	[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments	(1,398)	[1]	(7,180)	[1]	(16,715)	[1]
Balance, ending	43,971	[1]	44,530	[1]	40,910	[1]
MSRs Pool 2
Balance, beginning		[1]	39,322	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	8,107	[1],[3]	1,226	[1],[3]
Interest income		[1]	2,802	[1]	3,450	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	43,872	[1]
Purchase adjustments				[1]	(1,522)	[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(6,335)	[1]	(7,704)	[1]
Balance, ending		[1]	43,896	[1]	39,322	[1]
MSRs Pool 3
Balance, beginning		[1]	35,434	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	6,719	[1],[3]	2,780	[1],[3]
Interest income		[1]	3,073	[1]	3,409	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	36,218	[1]
Purchase adjustments				[1]		[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(6,288)	[1]	(6,973)	[1]
Balance, ending		[1]	38,938	[1]	35,434	[1]
MSRs Pool 4
Balance, beginning		[1]	15,036	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	2,844	[1],[3]	1,004	[1],[3]
Interest income		[1]	1,237	[1]	1,381	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	15,439	[1]
Purchase adjustments				[1]		[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(2,408)	[1]	(2,788)	[1]
Balance, ending		[1]	16,709	[1]	15,036	[1]
MSRs Pool 5
Balance, beginning		[1]	114,334	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	18,836	[1],[3]	(1,864)	[1],[3]
Interest income		[1]	10,053	[1]	11,293	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	124,813	[1]
Purchase adjustments				[1]		[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(18,267)	[1]	(19,908)	[1]
Balance, ending		[1]	124,956	[1]	114,334	[1]
MSRs Pool 11
Balance, beginning				[1]
Transfers
Transfers from Level 3				[1],[2]
Transfers into Level 3				[1],[2]
Gains (losses) included in net income				[1],[3]
Interest income				[1]
Purchases, sales and repayments
Purchases			2,391	[1]
Purchase adjustments				[1]
Proceeds from sales				[1]
Proceeds from repayments				[1]
Balance, ending			2,391	[1]
MSRs
Balance, beginning		[1]	245,036	[1]	43,971	[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income	367	[1],[3]	43,691	[1],[3]	9,023	[1],[3]
Interest income	1,260	[1]	20,780	[1]	27,488	[1]
Purchases, sales and repayments
Purchases	43,742	[1]	2,391	[1]	220,342	[1]
Purchase adjustments				[1]	(1,700)	[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments	(1,398)	[1]	(40,478)	[1]	(54,088)	[1]
Balance, ending	$ 43,971	[1]	$ 271,420	[1]	$ 245,036	[1]

[1]	(A) Includes the recapture agreement for each respective pool.
[2]	(B) Transfers are assumed to occur at the beginning of the respective period.
[3]	(C) The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in "Change in fair value of investments in excess mortgage servicing rights" in the consolidated statements of income.

FAIR VALUE OF FINANCIAL INSTRUMENTS - INVESTMENTS IN EQUITY METHOD INVESTEES LEVEL 3 (Details 4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended			6 Months Ended
	Apr. 02, 2013	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012
Contributions to equity method investees	$ 250,000
Distributions of earnings from equity method investees					(4,822)
Change in fair value of investments in equity method investees		20,127			21,096
Investments in equity method investees at fair value		183,153			183,153
Recurring Basis | Level 3 Inputs
Investments in equity method investees at fair value
Contributions to equity method investees					178,866
Distributions of earnings from equity method investees					(4,822)
Distributions of capital from equity method investees					(11,987)
Change in fair value of investments in equity method investees					21,096
Investments in equity method investees at fair value		$ 183,153	[1]		$ 183,153	[1]

[1]	(A) The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

FAIR VALUE OF FINANCIAL INSTRUMENTS - REAL ESTATE SECURITIES VALUATION (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2013 Multiple Quotes		Jun. 30, 2013 Non-Agency RMBS	Jun. 30, 2013 Non-Agency RMBS Multiple Quotes Level 3 Inputs		Jun. 30, 2013 Agency RMBS		Jun. 30, 2013 Agency RMBS Multiple Quotes Level 2 Inputs		Dec. 31, 2012 ABS Subprime		Dec. 31, 2012 ABS Subprime Multiple Quotes		Dec. 31, 2012 ABS Subprime Single Quotes
Outstanding face amount	$ 1,987,853	[1]			$ 927,903			$ 1,059,950	[2],[3]			$ 433,510	[4],[5]
Amortized cost basis	1,740,025	[1]			605,835			1,134,190	[2],[3]			274,230	[4]
Total Fair Value	$ 1,759,239		$ 1,759,239	[6]	$ 629,453	$ 629,453	[6]	$ 1,129,786		$ 1,129,786	[6]	$ 289,756		$ 265,556	[6]	$ 24,200	[7]

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.
[4]	(E) The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[5]	(A) Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
[6]	(A) Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential?s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes receiv
[7]	(B) Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.

FAIR VALUE OF FINANCIAL INSTRUMENTS - NON-AGENCY RMBS LEVEL 3 (Details 6) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Transfers
Gain on sale of marketable security		$ 58
Amortization included in interest income		6,596			5,339
Purchases, sales and repayments
Contributions in-kind		1,093,684			164,142
Recurring Basis | Non-Agency RMBS | Level 3 Inputs
Balance, beginning		289,756
Transfers
Transfers from Level 3			[1]
Transfers into Level 3			[1]
Gains (losses) included in net income		(729)
Gain on sale of marketable security		58
Gains (losses) included in comprehensive income		8,092	[2]
Amortization included in interest income		10,558
Purchases, sales and repayments
Purchases		366,926
Sales		(4,421)
Proceeds from repayments		(40,787)
Balance, ending		629,453
Recurring Basis | ABS Subprime | Level 3 Inputs
Balance, beginning
Transfers
Transfers from Level 3						[1]
Transfers into Level 3						[1]
Gains (losses) included in net income
Gains (losses) included in comprehensive income					15,526	[2]
Amortization included in interest income					5,339
Purchases, sales and repayments
Purchases					121,262
Contributions in-kind					164,142
Sales
Proceeds from repayments					(16,513)
Balance, ending					$ 289,756

[1]	(A) Transfers are assumed to occur at the beginning of the respective period.
[2]	(B) These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

FAIR VALUE OF FINANCIAL INSTRUMENTS - REVERSE MORTGAGE LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Weighted average life (years)	3 years 4 months 24 days
Reverse Mortgage Loans
Outstanding face amount	$ 56,730	$ 83,000
Carrying value	33,636
Fair value	33,845
Valuation allowance/(reversal) in current year
Discount rate	10.60%
Weighted average life (years)	4 years 1 month 6 days [1]

[1]	(A) The weighted average life is based on the expected timing of the receipt of cash flows.

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	Apr. 02, 2013	Jan. 04, 2013	Dec. 31, 2012
Capital Commitment			$ 27,300
Percentage ownership acquired in joint venture	30.00%	50.00%
MSRs Pool 6
Percentage ownership acquired in joint venture			50.00%

EQUITY AND EARNINGS PER SHARE - OUTSTANDING OPTIONS (Details) (USD $)	May 15, 2013
Stock Options outstanding	21,459,275
Strike Price	$ 5.35
Options - Strike Price 10.91
Stock Options outstanding	116,380
Strike Price	$ 10.91
Maturity Date	Jul 16, 2013
Options - Strike Price 12.28
Stock Options outstanding	304,604
Strike Price	$ 12.28
Maturity Date	Dec 1, 2013
Options - Strike Price 14.17
Stock Options outstanding	328,350
Strike Price	$ 14.17
Maturity Date	Jan 9, 2014
Options - Strike Price 13.86
Stock Options outstanding	343,275
Strike Price	$ 13.86
Maturity Date	May 25, 2014
Options - Strike Price 16.95
Stock Options outstanding	162,500
Strike Price	$ 16.95
Maturity Date	Nov 22, 2014
Options - Strike Price 15.97
Stock Options outstanding	330,000
Strike Price	$ 15.97
Maturity Date	Jan 12, 2015
Options - Strike Price 16.68
Stock Options outstanding	2,000
Strike Price	$ 16.68
Maturity Date	Aug 1, 2015
Options - Strike Price 15.87
Stock Options outstanding	170,000
Strike Price	$ 15.87
Maturity Date	Nov 1, 2016
Options - Strike Price 16.90
Stock Options outstanding	242,000
Strike Price	$ 16.9
Maturity Date	Jan 23, 2017
Options - Strike Price 14.96
Stock Options outstanding	456,000
Strike Price	$ 14.96
Maturity Date	Apr 11, 2017
Options - Strike Price 3.29
Stock Options outstanding	1,676,833
Strike Price	$ 3.29
Maturity Date	Mar 29, 2021
Options - Strike Price 2.49
Stock Options outstanding	2,539,833
Strike Price	$ 2.49
Maturity Date	Sep 27, 2021
Options - Strike Price 2.74
Stock Options outstanding	2,000
Strike Price	$ 2.74
Maturity Date	Dec 20, 2021
Options - Strike Price 3.41
Stock Options outstanding	1,897,500
Strike Price	$ 3.41
Maturity Date	Apr 3, 2021
Options - Strike Price 3.67
Stock Options outstanding	2,300,000
Strike Price	$ 3.67
Maturity Date	May 21, 2022
Options - Strike Price 3.67
Stock Options outstanding	2,530,000
Strike Price	$ 3.67
Maturity Date	Jul 31, 2022
Options - Strike Price 5.12
Stock Options outstanding	5,750,000
Strike Price	$ 5.12
Maturity Date	Jan 11, 2023
Options - Strike Price 5.74
Stock Options outstanding	2,300,000
Strike Price	$ 5.74
Maturity Date	Feb 15, 2023
Options - Strike Price 6.79
Stock Options outstanding	8,000
Strike Price	$ 6.79
Maturity Date	Jun 2, 2023

EQUITY AND EARNINGS PER SHARE - OUTSTANDING OPTIONS SUMMARY (Details 1)	May 15, 2013	Jun. 30, 2013 The Manager	Jun. 30, 2013 The Manager's Employees	Jun. 30, 2013 Independent Directors	Jun. 30, 2013 Total Affiliates
Stock Options outstanding	21,459,275	17,735,338	3,711,937	12,000	21,459,275

EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	May 15, 2013	May 06, 2013	Apr. 29, 2013
Equity And Earnings Per Share Details Narrative
Common stock, par value	$ 0.01		$ 0.01				$ 0.01
Common stock, shares authorized	2,000,000,000		2,000,000,000				2,000,000,000
Preferred stock, par value							$ 0.01
Preferred stock, shares authorized							100,000,000
Common stock, shares outstanding	253,025,645		253,025,645			253,025,645
Dividend declared per share	$ 0.07		$ 0.07
Shares reserved for options					30,000,000
Yearly increase in number of shares available for options (percentage)					10.00%
Threshold percentage for options that may be issued to the Manager					10.00%
Dilutive Common Stock Equivalents	3,633,843		1,826,960

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Transactions With Affiliates And Affiliated Entities Details
Management fees payable	$ 1,499	$ 3,392	$ 39
Incentive compensation payable	878
Purchase price payable to Newcastle	1,254	1,744	119
[DueToAffiliateCurrentAndNoncurrent]	$ 3,631	$ 5,136	$ 158

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended					0 Months Ended	1 Months Ended	6 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Apr. 02, 2013	Dec. 31, 2012	Jun. 27, 2013 Agency RMBS	Aug. 07, 2013 Agency RMBS	Jun. 30, 2013 Agency RMBS		Jun. 30, 2013 Non-Agency RMBS	Aug. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Jun. 30, 2013 The Manager	Dec. 31, 2012 The Manager	Jun. 30, 2013 Serviced by Nationstar Non-Agency RMBS	Dec. 31, 2012 Serviced by Nationstar Non-Agency RMBS
Management fee rate (percent)	1.50%				1.50%								1.50%	1.50%
Incentive compensation percentage													25.00%
Interest rate for incentive compensation													10.00%
Face amount of securities purchased						$ 22,700	$ 8,000	$ 156,300		$ 547,500	$ 391,700	$ 193,800
Purchase of real estate securities	(265,100)					1,200	8,300	165,200		362,400	242,800	121,300
Outstanding face amount	1,987,853	[1]						1,059,950	[2],[3]	927,903					719,500	433,500
Unpaid principal balance of underlying loans				$ 4,200,000											$ 8,100,000	$ 5,700,000

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.

RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net realized gain (loss) on securities
Gain on settlement of securities			$ (58)
Reclassification of net realized (gain) loss on securities into earnings	3,698		3,698
Gain on settlement of securities
Net realized gain (loss) on securities
Gain on settlement of securities	(58)		(58)
Other-Than-Temporary Investment
Net realized gain (loss) on securities
Impairment	$ 3,756		$ 3,756

RECENT ACTIVITIES - PAYMENT AND MARGINS OF REPURCHASE AGREEMENTS (Details)	6 Months Ended
Jun. 30, 2013
Repurchase Agreements Margin 2.25%
Monthly Payment Date	August 2013 through October 2013
Applicable Margin interest rate (above LIBOR)	2.25%
Repurchase Agreements Margin 2.50%
Monthly Payment Date	November 2013 through January 2014
Applicable Margin interest rate (above LIBOR)	2.50%
Repurchase Agreements Margin 3.00%
Monthly Payment Date	February 2014 through April 2014
Applicable Margin interest rate (above LIBOR)	3.00%
Repurchase Agreements Margin 3.50%
Monthly Payment Date	May 2014 through the Termination Date
Applicable Margin interest rate (above LIBOR)	3.50%

RECENT ACTIVITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended		6 Months Ended																		0 Months Ended				0 Months Ended		1 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 02, 2013 Integer	Jan. 04, 2013	Jun. 30, 2013	Jun. 30, 2012	Aug. 01, 2013	Dec. 31, 2012	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Apr. 02, 2013 Springleaf Finance, Inc.	Jun. 30, 2013 Reverse Mortgage Loans	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans	Jun. 30, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Jun. 29, 2012 MSRs	Dec. 31, 2011 MSRs	Jan. 06, 2013 MSRs - four pools	Dec. 31, 2012 MSRs - four pools	Nov. 30, 2012 MSRs - four pools	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jul. 18, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 15, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 02, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jun. 27, 2013 Agency RMBS	Apr. 02, 2013 Agency RMBS	Aug. 07, 2013 Agency RMBS	Jun. 30, 2013 Agency RMBS	Jun. 30, 2013 Non-Agency RMBS	Aug. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS
Face amount of securities purchased																									$ 22,700		$ 8,000	$ 156,300	$ 547,500	$ 391,700	$ 193,800
Purchase of real estate securities			(265,100)																						1,200		8,300	165,200	362,400	242,800	121,300
Unpaid principal balance of underlying loans	4,200,000											69,914,531	76,560,751	13,000,000		9,705,512		58,000,000	215,000,000		34,000,000	4,000,000	43,000,000	83,864,810
Amount contributed to acquire joint venture		27,300	80,700																		65,000	12,000	53,000
Percentage ownership acquired in joint venture	30.00%	50.00%															50.00%			50.00%		4.20%	45.00%
Line of credit facility, maximum borrowing capacity collateralized by Non-Agency RMBS					350,000
Percentage of Investment owned by New Residential		67.00%								70.00%					65.00%		67.00%
Percentage of Investment co-owned by Nationstar		33.00%								30.00%					35.00%		33.00%
Loans in private label securitizations portfolio (percent)															75.00%		53.00%
Amount committed to invest in joint venture																	340,000
Repurchase agreements						158,000																				1,000,000
Outstanding face amount									56,730		83,000
Residential mortgage loans, held-for-investment			33,636							35,000
Number of loans in portfolio	400,000
Acquisitions of investments in consumer loan equity method investees	250,000
Percentage of portfolio co-invested by other parties	70.00%						23.00%	47.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Agency RMBS contributed from Newcastle, face amount			$ 1,000,000																							$ 1,000,000